As filed with the Securities and Exchange Commission on October 10, 2003
                                               Securities Act Registration No.
                                           Investment Company Registration No.

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-2

        Registration Statement under the Securities Act of 1933 [x]
                        Pre-Effective Amendment No.
                        Post-Effective Amendment No.
                                   and/or
                        Registration Statement Under
                   The Investment Company Act of 1940 [x]
                               Amendment No.

                   BlackRock Dividend Achievers(TM) Trust
      (Exact Name of Registrant as Specified in Declaration of Trust)

                            100 Bellevue Parkway
                         Wilmington, Delaware 19809
                  (Address of Principal Executive Offices)

                               (888) 825-2257
            (Registrant's Telephone Number, Including Area Code)

                          Anne Ackerley, President
                   BlackRock Dividend Achievers(TM) Trust
                            40 East 52nd Street
                          New York, New York 10022
                  (Name and Address of Agent for Service)

                                  Copy to:

                          Michael K. Hoffman, Esq.
                  Skadden, Arps, Slate, Meagher & Flom LLP
                             Four Times Square
                          New York, New York 10036

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

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               CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                               Proposed       Proposed Maximum
                                          Amount Being     Maximum Offering      Aggregate           Amount of
Title of Securities Being Registered       Registered       Price per Unit      Offering Price    Registration Fee
------------------------------------      ------------     ----------------   -----------------   ----------------
Common Shares, $0.001 par value........  100,000 shares         $15.00         $1,500,000(1)           $192


(1) Estimated solely for the purpose of calculating the registration fee.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH
SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATES AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.


                   BLACKROCK DIVIDEND ACHIEVERS(TM) TRUST
                           CROSS REFERENCE SHEET

                            Part A -- Prospectus


              Items in Part A of Form N-2                     Location in Prospectus
Item 1.       Outside Front Cover                             Cover page
Item 2.       Inside Front and Outside Back Cover Page..      Cover page
Item 3.       Fee Table and Synopsis                          Prospectus Summary; Summary of Trust
                                                              Expenses
Item 4.       Financial Highlights                            Not Applicable
Item 5.       Plan of Distribution                            Cover Page; Prospectus Summary;
                                                              Underwriting
Item 6.       Selling Shareholders                            Not Applicable
Item 7.       Use of Proceeds                                 Use of Proceeds; The Trust's Investments
Item 8.       General Description of the Registrant           The Trust; The Trust's Investments; Risks;
                                                              Description of Shares; Certain Provisions
                                                              in the Agreement and Declaration of
                                                              Trust; Closed-End Trust Structure;

Item 9.       Management                                      Management of the Trust; Custodian and
                                                              Transfer Agent; Trust Expenses
Item 10.      Capital Stock, Long-Term Debt, and Other        Description of Shares; Distributions;
              Securities                                      Dividend Reinvestment Plan; Certain
                                                              Provisions in the Agreement and
                                                              Declaration of Trust; Tax Matters
Item 11.      Defaults and Arrears on Senior Securities       Not Applicable
Item 12.      Legal Proceedings                               Legal Opinions
Item 13.      Table of Contents of the Statement of           Table of Contents for the Statement of
              Additional Information                          Additional Information

               Part B -- Statement of Additional Information

Item 14.      Cover Page                                      Cover Page
Item 15.      Table of Contents                               Cover Page
Item 16.      General Information and History                 Not Applicable
Item 17.      Investment Objective and Policies               Investment Objectives and Policies;
                                                              Investment Policies and Techniques; Other
                                                              Investment Policies and Techniques;
                                                              Portfolio Transactions
Item 18.      Management                                      Management of the Trust; Portfolio
                                                              Transactions and Brokerage
Item 19.      Control Persons and Principal Holders of        Not Applicable
              Securities
Item 20.      Investment Advisory and Other Services          Management of the Trust; Experts
Item 21.      Brokerage Allocation and Other Practices        Portfolio Transactions and Brokerage
Item 22.      Tax Status                                      Tax Matters; Distributions
Item 23.      Financial Statements                            Financial Statements; Report of
                                                              Independent Auditors

                        Part C -- Other Information

Items 24-33 have been answered in Part C of this Registration Statement

PROSPECTUS
                            Subject to Completion                        , 2003

                                   Shares
                   BlackRock Dividend Achievers(TM) Trust
                               Common Shares


Investment Objective. BlackRock Dividend Achievers(TM) Trust (the "Trust") is a non-diversified, closed-end management investment company with no operating history. The Trust's investment objective is to provide total return through a combination of current income and capital appreciation by investing in common stocks that pay above average dividends and have the potential for capital appreciation.

Investment Policies. Under normal market conditions, the Trust will invest substantially all, but in no event less than 80%, of its total assets in common stocks that are selected through application of a disciplined investment strategy applied to the universe of common stocks of issuers which Mergent(R), Inc. ("Mergent(R)") has determined are Dividend Achievers(TM). See "Prospectus Summary - Investment Objective and Policies" for a complete description of the Trust's investment strategy. See "Appendix A" to this Prospectus for additional information concerning Mergent(R) and the Dividend Achievers(TM).

No Prior History. The Trust's shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. The Trust's common shares are expected to be listed on the New York Stock Exchange under the symbol " ".

Before buying any common shares you should read the discussion of the material risks of investing in the Trust in "Risks" beginning on page [ ]. Certain of these risks are summarized in "Prospectus Summary-Special Risk Considerations" beginning on page [ ].

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                  Per Share      Total
Price to Public...................................$              $
Sales Load........................................$              $
Estimated Expenses................................$              $
Proceeds to Trust.................................$              $

(1)  Aggregate offering expenses are expected to be $     . BlackRock Advisors,
     Inc. has agreed to reimburse offering expenses in excess of $0.03 per common share.

The underwriters may also purchase up to additional common shares at the public offering price, less the sales load, within 45 days from the date of this prospectus to cover over-allotments.

You should read this prospectus, which contains important information about the Trust, before deciding whether to invest, and retain it for future reference. A Statement of Additional Information, dated , 2003, containing additional information about the Trust, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You can review the table of contents of the Statement of Additional Information on page of this prospectus. You may request a free copy of the Statement of Additional Information by calling (888) 825-2257 or by writing to the Trust, or obtain a copy (and other information regarding the Trust) from the Securities and Exchange Commission's web site (http://www.sec.gov).

The Trust's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


The information in this Prospectus is nto complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any statement where the offer or sale is not permitted.

You should rely only on the information contained or incorporated by reference in this prospectus. We have not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this prospectus is accurate only as of the date of this prospectus. Our business, financial condition and prospects may have changed since that date.

Until , 2003 (25 days after the date of this prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

Table of Contents

                                                                         PAGE

Prospectus Summary..........................................................3
Summary of Trust expenses..................................................10
The Trust..................................................................11
Use of Proceeds............................................................11
The Trust's Investments....................................................11
Risks......................................................................16
Management of the Trust....................................................19
Net Asset Value............................................................21
Distributions..............................................................21
Dividend Reinvestment Plan.................................................21
Description of Shares......................................................23
Certain Provisions in the Agreement and Declaration of Trust...............24
Closed-End Trust Structure.................................................26
Repurchase of Common Shares................................................26
Tax Matters................................................................26
Underwriting...............................................................29
Custodian and Transfer Agent...............................................30
Legal Opinions.............................................................30
Table of Contents for the Statement of Additional Information..............31
APPENDIX A  Additional Information Regarding Mergent(R),
  Hypothetical Performance Information,The Mergent(R)License
  Agreement, and Mergent(R)Dividend Achievers(TM)........................A-1

                             Prospectus Summary

This is only a summary. This summary may not contain all of the information that you should consider before investing in our common shares. You should review the more detailed information contained in this prospectus and in the Statement of Additional Information.

THE TRUST                             BlackRock Dividend Achievers(TM) Trust
                                      is a non-diversified, closed-end
                                      management investment company with no
                                      operating history. Throughout the
                                      prospectus, we refer to BlackRock
                                      Dividend Achievers(TM) Trust simply as
                                      the "Trust" or as "we," "us" or "our."
                                      See "The Trust."

THE OFFERING                          The Trust is offering common shares of
                                      beneficial interest at $15.00 per share
                                      through a group of underwriters (the
                                      "Underwriters") led by . The common
                                      shares of beneficial interest are called
                                      "common shares" in the rest of this
                                      prospectus. You must purchase at least
                                      100 common shares ($1,500) in order to
                                      participate in this offering. The Trust
                                      has given the Underwriters an option to
                                      purchase up to additional common shares
                                      to cover orders in excess of common
                                      shares. BlackRock Advisors, Inc. has
                                      agreed to pay organizational expenses
                                      and offering costs (other than sales
                                      load) that exceed $0.03 per common
                                      share. See "Underwriting."


INVESTMENT OBJECTIVE                  The Trust's investment objective is to
                                      provide total return through a
                                      combination of current income and
                                      capital appreciation by investing in
                                      common stocks that pay above average
                                      dividends and have the potential for
                                      capital appreciation. There can be no
                                      assurance that the Trust's investment
                                      objective will be successful.


INVESTMENT POLICIES                   Under normal market conditions, the
                                      Trust will invest substantially all, but not less than, 80% of its total assets in common stocks that are selected through application of a disciplined investment strategy applied to the universe of common stocks of issuers which Mergent(R)has determined are
                                      "Dividend Achievers(TM)." From time to
                                      time, the Trust may invest up to 20% of
                                      its total assets in common stocks of
                                      issuers that are not included in the
                                      Dividend Achievers(TM)universe when, in
                                      the opinion of BlackRock, it is
                                      advantageous for the Trust to do so.
                                      Since 1979, Mergent(R)has tracked
                                      companies that have had a consistent
                                      record of dividend increases. To qualify as a common stock included in the universe of "Dividend Achievers(TM)" an issuer must have raised its annual cash dividend for at least 10 consecutive calendar years. In 2002, 282 U.S.
                                      issuers out of 15,000-plus public
                                      companies met the requirements for
                                      inclusion in the universe of "Dividend
                                      Achievers(TM)." For more information
                                      regarding Mergent(R) and the universe of "Dividend Achievers(TM)" (including a current list of issuers included in the universe of "Dividend Achievers(TM)"), see Appendix A to this Prospectus. The individual stocks are selected from this universe as follows

                                      1) The top 100 highest yielding issuers
                                      in the Dividend Achievers(TM) universe
                                      are identified. The yield of these
                                      issuers will be calculated using the
                                      closing price at the last trading day of the year and the annual dividend of the same year.

                                      2) From the top 100 highest yielding
                                      common stocks in the Dividend Achievers
                                      (TM) universe, the investment advisor
                                      and sub-advisor construct a portfolio of approximately 60 to 90 issuers using an optimization model that takes into account factors such as sector, industry, capitalization, and volatility. Using this model, the investment advisor and sub-advisor attempt to build portfolio that best represents the top 100 highest yielding issuers in the Divided
                                      Achievers (TM) universe while limiting
                                      the maximum weighting of any individual
                                      issuer in the Trust's portfolio to 5%
                                      at the time of purchase.

                                      3) At least annually (on or about
                                      January 1 of each year), the Trust's
                                      portfolio will be rebalanced to reflect
                                      changes in the issuers identified in the Dividend Achievers(TM) universe as determined each year by Mergent(R). If in the opinion of the Trust's investment advisor and/or sub-advisor it is inefficient or disadvantageous for the Trust to sell the common stock of an issuer for tax or other reasons, the Trust may retain the common stock of such issuer.

                                      4) At least monthly, the Trust's
                                      investment adviser and/or sub-adviser
                                      will examine the Trust's portfolio to
                                      determine whether any issuer represents
                                      more than 5% of the Trust's net assets
                                      and, if so, assess the need to
                                      re-allocate the amount in excess among
                                      the common stocks of other issuers in
                                      the Trust's portfolio. In addition, on a monthly basis, the investment adviser and/or sub-adviser will review the issuers in the Trust's portfolio and, in the investment adviser's and/or the sub advisor's sole discretion, may replace one or more issuers with the common stock of another issuer in the Dividend Achievers(TM) universe or another dividend paying common stock, as appropriate. Under normal market conditions, the investment adviser and/or sub-adviser will not remove an issuer included in the Trust's portfolio unless they believe: (i) the issuer has experienced a fundamental change (e.g., bankruptcy, insolvency, or change in management) that renders it unsuitable for the Trust, or (ii) such removal presents an opportunity to manage the distribution of income or the tax liability of the Trust. In selecting a replacement for a common stock in the Trust's portfolio, the investment adviser and/or sub-advisor will ordinarily seek common stocks of issuers with similar yield and other characteristics. These issuers may or may not be included in the Dividend Achievers(TM) universe.

INVESTMENT ADVISER                    BlackRock Advisors, Inc. ("BlackRock
                                      Advisors" or the "Adviser") will be the
                                      Trust's investment adviser and BlackRock
                                      Advisors' affiliate, BlackRock Financial
                                      Management, Inc. ("BlackRock Financial
                                      Management, Inc." or the "Sub-Advisor"), will provide certain day-to-day investment management services to the
                                      Trust. Throughout the prospectus, we
                                      sometimes refer to BlackRock Advisors
                                      and BlackRock Financial Management
                                      collectively as "BlackRock." BlackRock
                                      Advisors will receive an annual fee,
                                      payable monthly, in a maximum amount
                                      equal to % of the average daily value of the Trust's net assets. See "Management of the Trust."

DISTRIBUTIONS                         Commencing with the Trust's first
                                      dividend, the Trust intends to make
                                      regular quarterly cash distributions to
                                      common shareholders at a level rate
                                      based on the projected performance of
                                      the Trust, which rate may be adjusted
                                      from time to time ("Level Rate Dividend
                                      Policy"). The Trust's ability to
                                      maintain a Level Rate Dividend Policy
                                      will depend on a number of factors,
                                      including the stability of income
                                      received from its investments. As
                                      portfolio and market conditions change,
                                      the rate of dividends in respect of the
                                      common shares and the Trust's dividend
                                      policy could change.

                                      A portion of the dividends received by
                                      the Trust from Real Estate Investment
                                      Trusts ("REITs") and paid out as
                                      dividends may be considered capital gain distributions and/or return of capital rather than dividends. Generally, dividends received by the Trust from REIT shares and certain foreign securities will not be considered "qualified dividend income," which is eligible for the reduced tax rate applicable to "qualified dividend income."

                                      After the closing of this offering the
                                      Trust may, but is not required to, file
                                      an exemptive application with the
                                      Securities and Exchange Commission
                                      seeking an order under the Investment
                                      Company Act of 1940 (the "Investment
                                      Company Act") to obtain the ability to
                                      implement a dividend policy calling for
                                      quarterly distributions of a fixed
                                      percentage of its net asset value
                                      ("Managed Dividend Policy"). If the
                                      Trust applies for the order receives the requested relief, the Trust may, but is not required to, implement a Managed Dividend Policy. See "Distributions."

                                      Unless an election is made to receive
                                      dividends in cash, shareholders will
                                      automatically have all dividends and
                                      distributions reinvested in common
                                      shares by purchasing common shares in
                                      the open market or by purchasing newly
                                      issued shares through the Trust's
                                      Dividend Reinvestment Plan. See
                                      "Dividend Reinvestment Plan."

LISTING The common shares are expected to be listed on the New York Stock Exchange under the symbol " ". See "Description of Shares--Common Shares."


CUSTODIAN AND TRANSFER AGENT          State Street Bank and Trust Company will
                                      serve as the Trust's Custodian, and
                                      EquiServe Trust Company, N.A. will serve as the Trust's Transfer Agent. See
                                      "Custodian and Transfer Agent."


MARKET PRICE OF SHARES                Common shares of closed-end investment
                                      companies frequently trade at prices
                                      lower than their net asset value. Common shares of closed-end investment companies like the Trust that invest primarily in equity securities have during some periods traded at prices higher than their net asset value and during other periods traded at prices lower than their net asset value. The
                                      Trust cannot assure you that its common
                                      shares will trade at a price higher than or equal to net asset value. The Trust's net asset value will be reduced immediately following this offering by the sales load and the amount of the organization and offering expenses paid by the Trust. See "Use of Proceeds." In addition to net asset value, the market price of the Trust's common shares may be affected by such factors as dividend levels, which are in turn affected by expenses, dividend stability, liquidity and market supply and demand. See
                                      "Risks," "Description of Shares" and the section of the Statement of Additional
                                      Information with the heading "Repurchase of Common Shares." The common shares are designed primarily for long-term investors and you should not purchase common shares of the Trust if you intend to sell them shortly after purchase.

SPECIAL RISK CONSIDERATIONS           No Operating History. The Trust is a
                                      closed-end management investment company with no operating history. Market
                                      Discount Risk. Shares of closed-end
                                      management investment companies
                                      frequently trade at a discount from
                                      their net asset value. Investment
                                      Strategy Risk. The Trust will invest
                                      substantially all, but in no event less
                                      than 80%, of its total assets in the
                                      common stocks that are selected through
                                      application of a disciplined investment
                                      strategy applied to the universe of
                                      common stocks of issuers which
                                      Mergent(R) has included in the "Dividend
                                      Achievers(TM)" universe. The types of
                                      stocks that are selected through
                                      application of the Trust's investment
                                      strategy can be expected to change over
                                      time. Particular risks may be elevated
                                      during periods in which the Trust's
                                      investment strategy dictates higher
                                      levels of investment in particular types of stocks. Accordingly, in pursuing its investment strategy, the Trust will be subject to the risks set forth below.

                                      Investment and Market Risk. An
                                      investment in the Trust's common shares
                                      is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the securities owned by the Trust, substantially all of which are traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Trust dividends and distributions. See "Risks--Investment and Market Risk."

                                      Common Stock Risk. The Trust will have
                                      exposure to common stocks. Although
                                      common stocks have historically
                                      generated higher average total returns
                                      than fixed-income securities over the
                                      long term, common stocks also have
                                      experienced significantly more
                                      volatility in those returns and in
                                      recent years have significantly
                                      under-performed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Trust. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Trust has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stocks prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

                                      Industry and Sector Risk. The Trust may
                                      invest a substantial portion of its
                                      assets in the securities of issuers in
                                      any single industry or sector of the
                                      economy if the companies selected
                                      through application of the Trust's
                                      investment strategy result in such a
                                      focus. If the Trust is focused in an
                                      industry or sector, it may present more
                                      risks than if it were broadly
                                      .diversified over numerous industries
                                      and sectors of the economy. For example, based upon the composition of the stocks selected by applying the Trust investment strategy as of November __, 2003, if the Trust was currently operating and pursuing its investment strategy, of companies in the financial services industry would represent 25% or more of the Trust's total assets. However, changes in the composition of the stocks selected through application of the Trust's investment strategy going forward would be reflected by changes in the Trust portfolio, and the Trust's portfolio could be weighted more than 25% in one or more other industries in the future.

                                      Concentration of investments in the
                                      financial services sector includes the
                                      following risks:

                                      o   regulatory actions--financial
                                          services compan ies may suffer a
                                          setback if regulators change the
                                          rules under which they operate;

                                      o   changes in interest rates--unstable
                                          interest rates can have a
                                          disproportionate effect on the
                                          financial services sector;

                                      o   concentration of loans--financial
                                          services companies whose securities
                                          the Trust may purchase may
                                          themselves have concentrated
                                          portfolios, such as a high level of
                                          loans to real estate developers,
                                          which makes them vulnerable to
                                          economic conditions that affect that
                                          sector; and

                                      o   competition--financial services
                                          companies have been affected by
                                          increased competition, which could
                                          adversely affect the profitability
                                          or viability of such companies.

                                      Risks of Investing in REITS. In pursuing its investment strategy, the Trust may invest in shares of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor's capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including, rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs. In addition, distributions received by the Trust from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends than operating companies, to the extent application of the Trust's investment strategy results in the Trust investing in REIT shares, the percentage of the Trust's dividend income received from REIT shares will likely exceed the percentage of the Trust's portfolio which is comprised of REIT shares. Generally, dividends received by the Trust from REIT shares will not be considered "qualified dividend income" which is eligible for the reduced tax rate applicable to "qualified dividend income." See "Risks--Industry and Sector Risk."

                                      Small Cap Risk. The Trust may invest in
                                      companies with small capitalizations.
                                      Smaller company stocks can be more
                                      volatile than, and perform differently
                                      from, larger company stocks. There may
                                      be less trading in a smaller company's
                                      stock, which means that buy and sell
                                      transactions in that stock could have a
                                      larger impact on the stock's price than
                                      is the case with larger company stocks.
                                      Further, smaller companies may have
                                      fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company's stock price than is the case for a larger company.

                                      Dividend Risk. Dividends on common stock are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the common stocks in which the Trust invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. As described further in "Tax Matters," "qualified dividend income" received by the Trust, except as noted below, will generally be eligible for the reduced tax rate applicable to such dividends under the recently enacted "Jobs and Growth Tax Relief Reconciliation Act of 2003" (the "Tax Act"). Unless subsequent legislation is enacted, the reduction to tax rates as set forth in the Tax Act will expire for taxable years beginning on or after January 1, 2009. Dividends received by the Trust from REIT shares generally will not be considered "qualified dividend income" which is eligible for the reduced tax rate applicable to "qualified dividend income" and therefore it is possible that, depending upon the composition of the stocks in the Trust's portfolio after application of the Trust's investment strategy, a significant portion of the Trust's distributions will not constitute qualifying dividends eligible for the reduced tax rate.

                                      Portfolio Turnover Risk. The Trust will
                                      engage in portfolio trading as dictated
                                      by its investment strategy, regardless
                                      of any income tax consequences or
                                      brokerage costs to shareholders. The
                                      Trust cannot accurately predict its
                                      annual portfolio turnover rate. However, based on a historical analysis of the Trust's investment strategy over the past 10 years, the annual turnover rate for the Trust's investment strategy would have been less than 100%. There is no assurance that the Trust's actual annual turnover rate will be comparable. Additionally, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Trust's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Trust. High portfolio turnover may result in the realization of net short-term capital gains by the Trust which, when distributed to shareholders, will be taxable as ordinary income.

                                      Non-Diversification. The Trust has
                                      registered as a "non-diversified"
                                      investment company under the Investment
                                      Company Act. For Federal income tax
                                      purposes, the Trust, with respect to up
                                      to 50% of its total assets, will be able to invest more than 5% (but not more than 25%, except for investments in United States government securities and securities of other regulated investment companies, which are not limited for tax purposes) of the value of its total assets in the obligations of any single issuer. To the extent the Trust invests a relatively high percentage of its assets in the obligations of a limited number of issuers, the Trust may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

                                      Market Disruption and Geopolitical Risk.
                                      The war with Iraq, its aftermath and the continuing occupation of Iraq are likely to have a substantial impact on the U.S. and world economies and securities markets. The nature, scope and duration of the war and occupation cannot be predicted with any certainty. Terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001 closed some of the U.S. securities markets for a four-day period and similar events cannot be ruled out. The war and occupation, terrorism and related geopolitical risks have led, and may in the future lead to, increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Those events could also have an acute effect on individual issuers or related groups of issuers. These risks could also adversely affect individual issuers and securities markets, inflation and other factors relating to the common shares.

                                      Anti-Takeover Provisions. The Trust's
                                      Agreement and Declaration of Trust
                                      includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value.


                           Summary of Trust expenses

The following table shows Trust expenses as a percentage of net assets attributable to common shares:

Shareholder Transaction Expenses

    Sales Load Paid by You (as a percentage of offering price).....    4.50%
    Offering Expenses borne by the Trust (as a percentage of
     offering price)(1)............................................    0.20%
    Dividend Reinvestment Plan Fees................................    None(2)


                                                       Percentage of Net Assets
                                                           Attributable to
                                                             Common Shares
Annual Expenses
    Management Fees.........................                          %
    Other Expenses..........................                       %(3)
                                                          _________________
    Total Annual Expenses...................                          %

(1) The Trust will pay organizational expenses and offering costs of the Trust (other than the sales load) up to an aggregate of $0.03 per share of the Trust's common shares. This amount may include a reimbursement of BlackRock's expenses incurred in connection with the offering of the Trust. BlackRock has agreed to pay such organizational expenses and offering costs of the Trust to the extent they exceed $0.03 per share of the Trust's common shares.

(2) You will be charged a $2.50 service charge and pay brokerage charges if you direct the Plan Agent (as defined below) to sell your common shares held in a dividend reinvestment account.

(3) Other expenses include a licensing fee of ___% which is calculated based on average daily net assets and which, pursuant to a sub-licensing agreement, the Trust will pay to the Adviser who will in turn pay Mergent(R) for the use of certain trade marks and for the use of the Dividend Achiever(TM) universe.


The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of common shares, would bear directly or indirectly. The expenses shown in the table under "Other Expenses" and "Net Annual Expenses" are based on estimated amounts for the Trust's first full year of operations and assume that the Trust issues common shares. If the Trust issues fewer common shares, all other things being equal, these expenses would increase. See "Management of the Trust" and "Dividend Reinvestment Plan."

The following example illustrates the expenses (including the sales load of $45) that you would pay on a $1,000 investment in common shares, assuming
(1) total net annual expenses of % of net assets attributable to common shares, and (2) a 5% annual return:(1)

                                     1 Year    3 Years    5 Years     10 Years
                                     ------    -------    -------     --------
Total Expenses Incurred..........     $         $          $           $

(1) The example should not be considered a representation of future expenses. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Trust's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

                                 The Trust

The Trust is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust was organized as a Delaware statutory trust on September 29, 2003, pursuant to an Agreement and Declaration of Trust, as subsequently amended and restated, governed by the laws of the State of Delaware. The Trust has no operating history. The Trust's principal office is located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and its telephone number is (888) 825-2257.


                              Use of Proceeds

The net proceeds of the offering of common shares will be approximately $ ($ if the Underwriters exercise the over-allotment option in full) after payment of the estimated organizational and offering costs. The Trust will invest the net proceeds of the offering in accordance with the Trust's investment objectives and policies as stated below. We currently anticipate that the Trust will be able to invest primarily in common stocks that meet the Trust's investment objective and policies within approximately three months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term, debt securities.


                          The Trust's Investments

Investment Objective and Policies

The Trust's investment objective is to provide total return through a combination of current income and capital appreciation by investing in common stocks that pay above average dividends and have the potential for capital appreciation. Such common stocks will be selected through the application of a disciplined investment strategy.

Under normal market conditions, the Trust will invest substantially all, but in no event less than 80%, of its total assets in common stocks that are selected through application of a disciplined investment strategy applied to the universe of common stocks of issuers which Mergent(R) has determined are "Dividend Achievers(TM)". See "Risks--Investment Strategy Risk." From time to time, the Trust may invest up to 20% of its total assets in common stocks of issuers that are not included in the Dividend Achievers(TM) universe when, in the opinion of BlackRock, it is advantageous for the Trust to do so. See "Investment Philosophy and Process" below. There can be no assurance that the Trust's investment strategy will be successful or that the Trust will achieve its investment objective.

For a more complete discussion of the Trust's portfolio composition, see "Portfolio Composition."

Investment Philosophy and Process

Investment Philosophy. BlackRock is responsible for implementing the overall strategy, including the allocation and periodic reallocation of the Trust's assets among the common stocks in which the Trust invests. In this capacity, BlackRock will seek to invest the Trust's assets in the common stocks of issuers selected through application of the Trust's investment strategy.

Investment Process. The Trust's investment strategy is derived from the universe of common stocks of issuers which Mergent(R) has determined are "Dividend Achievers(TM)". Each issuer in the Dividend Achievers(TM)" universe has been identified as a U.S. publicly traded company that has consistently increased its regular annual dividend payments for minimally the last 10 years. The issuers are also subject to additional screening criteria such as liquidity, asset size and number of shareholders. See "Mergent(R) Dividend Achievers(TM)" below.

The investment strategy is comprised of the following steps:

1) Identifying the top 100 highest yielding issuers in the Dividend Achievers(TM) universe. The yield of these issuers will be calculated using the closing price at the last trading day of the year and the annual dividend of the same year.

2) From the top 100 highest yielding common stocks in the Dividend
Achievers (TM) universe, BlackRock constructs a portfolio of approximately 60 to 90 issuers using an optimization model that takes into account factors such as sector, industry, capitalization, and volatility. Using this model, BlackRock attempts to build portfolio that best represents the top 100 highest yielding issuers in the Divided Achievers (TM) universe while limiting the maximum weighting of any individual issuer in the Trust's portfolio to 5% at the time of purchase.

3) At least annually (on or about January 1 of each year), the Trust's portfolio will be rebalanced to reflect changes in the Dividend Achievers(TM) universe as determined each year by Mergent(R). If, in the opinion of BlackRock, it is inefficient or disadvantageous for the Trust to sell the common stock of an issuer for tax or other reasons, the Trust may retain the common stock of such issuer.

4) At least monthly, BlackRock will examine the Trust's portfolio to determine whether any issuer represents more than 5% of the Trust's net assets and, if so, assess the need to re-allocate the amount in excess among the common stocks of other issuers in the Trust's portfolio. In addition, on a monthly basis, BlackRock will review the Dividend Achievers(TM) in the Trust's portfolio and, in BlackRock's sole discretion, may replace one or more of the issuers with the common stock of another issuer in the Dividend Achievers(TM) universe or other dividend paying common stock, as appropriate. Under normal market conditions, BlackRock will not remove an issuer from the Trust's portfolio unless the BlackRock believes: (i) the issuer has experienced a fundamental change (e.g., bankruptcy, insolvency, or change in management) that renders it unsuitable for the Trust, or (ii) such removal presents an opportunity to manage the distribution of income or tax liability of the Trust. In selecting a replacement for a common stock in the Trust's portfolio, BlackRock will ordinarily seek common stocks of issuers with similar yield and other characteristics. These issuers that may or may not be in the Dividend Achievers(TM) universe.

Mergent(R) Dividend Achievers(TM)

Since 1979, Mergent(R) has tracked companies that have consistently rewarded their shareholders through a consistent record of dividend increases. To qualify as an issuer included in the universe of "Dividend Achievers(TM)", an issuer must have raised its annual cash dividend for at least 10 consecutive calendar years. In 2002, 282 U.S. issuers out of 15,000-plus public companies currently met the requirements for inclusion in the universe of "Dividend Achievers(TM)." For more information regarding Mergent(R) and the Dividend Achievers(TM) universe (including a current list of issuers included in the Dividend Achievers universe(TM)), see Appendix A to this prospectus.

Portfolio Composition

The Trust's portfolio will be composed principally of the following investments. A more detailed description of the Trust's investment policies and restrictions and more detailed information about the Trust's portfolio investments are contained in the Statement of Additional Information.

Common Stocks. The Trust intends to invest substantially all, but in no event less than 80%, of its total assets in common stocks. Common stock generally represents an equity ownership interest in an issuer. Although common stocks have historically generated higher average total returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Trust. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Trust has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stocks prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period. During the period during which the net proceeds of the offering of common shares are being invested, or during periods in which BlackRock determines that it is temporarily unable to follow the Trust's investment strategy or that it is impractical to do so, the Trust may deviate from its investment strategy and invest all or any portion of its net assets in cash or cash equivalents. BlackRock's determination that it is temporarily unable to follow the Trust's investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Trust's investment strategy is extremely limited or absent. In such a case, shares of the Trust may be adversely affected and the Trust may not pursue or achieve its investment objective.

Strategic Transactions. The Trust may, but is not required to, use various strategic transactions described below to generate total return, facilitate portfolio management and mitigate risks. Such strategic transactions are generally accepted under modern portfolio management and are regularly used by many mutual funds, closed-end funds and other institutional investors. Although BlackRock seeks to use the practices to further the Trust's investment objective, no assurance can be given that these practices will achieve this result.

The Trust may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity indices, and other financial instruments, purchase and sell financial futures contracts and options thereon and engage in swaps. The Trust also may purchase derivative instruments that combine features of these instruments. Collectively, all of the above are referred to as "Strategic Transactions." The Trust generally seeks to use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Trust's portfolio, protect the value of the Trust's portfolio, facilitate the sale of certain securities for investment purposes, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Trust may use Strategic Transactions to enhance potential gain, although the Trust will commit variation margin for Strategic Transactions that involve futures contracts in accordance with the rules of the Commodity Futures Trading Commission.

Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on BlackRock's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment, or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes. A more complete discussion of Strategic Transactions and their risks is contained in the Trust's Statement of Additional Information.

Other Investments. While the Trust currently intends to invest substantially all of its assets in common stocks of issuers which have been determined to be "Dividend Achievers(TM)" by Mergent(R), the Trust reserves the right to invest up to 20% of its total assets in other investments including preferred securities and foreign securities. In addition, the Trust may, although it has no present intention to do so, engage in borrowings for investment purposes and/or issue preferred shares as leverage. For more information, see "Investment Policies and Techniques" and "Additional Risks" in the Statement of Additional Information.


                                   Risks

The net asset value of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks more fully described below.

No Operating History

The Trust is a non-diversified, closed-end management investment company with no operating history.

Market Discount Risk

As with any stock, the price of the Trust's shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Net asset value will be reduced immediately following the initial offering by the amount of the sales load and organizational and selling expenses paid by the Trust. Common shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. The Trust's shares may trade at a price that is less than the initial offering price. This risk may be greater for investors who sell their shares in a relatively short period of time after completion of the initial offering.

Investment Strategy Risk

The Trust will invest substantially all, but in no event less than 80%, of its total assets in the stocks that are selected through application of a disciplined investment strategy applied to the universe of common stocks of issuers which Mergent(R) has included in the Dividend Achievers(TM) universe. The types of stocks that are selected through application of the Trust's investment strategy can be expected to change over time. In pursuing its investment strategy, the Trust may incur adverse tax or brokerage consequences. Particular risks may be elevated during periods in which the Trust's investment strategy dictates higher levels of investment in particular types of stocks.

Investment and Market Risk

An investment in the Trust's common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the securities owned by the Trust, substantially all of which are traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Trust dividends and distributions.

Common Stock Risk

The Trust will have exposure to common stocks. Although common stocks have historically generated higher average total returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed-income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Trust. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Trust has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stocks prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Industry and Sector Risk

The Trust may invest a substantial portion of its assets in the securities of issuers in any single industry or sector of the economy if the companies selected through application of the Trust's investment strategy result in such a focus. If the Trust is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. For example, based upon the composition of the stocks selected by applying the Trust's investment strategy as of November __, 2003, if the Trust was currently operating and pursuing its investment strategy, companies principally engaged in the financial services industry would represent 25% or more of the Trust's total assets. However, changes in the composition of the stocks selected through application of the Trust's investment strategy going forward would be reflected by changes in the Trust's portfolio, and the Trust's portfolio could be weighted more than 25% in one or more industries in the future.

Concentration of investments in the financial services sector includes the following risks:

o regulatory actions--financial services companies may suffer a setback if regulators change the rules under which they operate;

o changes in interest rates--unstable interest rates can have a disproportionate effect on the financial services sector;

o concentration of loans--financial services companies whose securities the Trust may purchase may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that sector; and

o competition--financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Risks of Investing in REITS

In pursuing its investment strategy, the Trust may invest in shares of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor's capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including, rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs. In addition, distributions received by the Trust from REITs may consist of dividends, capital gains and/or return of capital. As REITs generally pay a higher rate of dividends than operating companies, to the extent application of the Trust's investment strategy results in the Trust investing in REIT shares, the percentage of the Trust's dividend income received from REIT shares will likely exceed the percentage of the Trust's portfolio which is comprised of REIT shares. Generally, dividends received by the Trust from REIT shares will not be considered "qualified dividend income" which is eligible for the reduced tax rate applicable to "qualified dividend income."

Dividend Risk

Dividends on common stocks are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the common stocks in which the Trust invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. As described further in "Tax Matters," "qualified dividend income" received by the Trust, except as noted below, will generally be eligible for the reduced tax rate applicable to such dividends under the recently enacted the Tax Act. Unless subsequent legislation is enacted, the reduction to tax rates as set forth in the Tax Act will expire for taxable years beginning on or after January 1, 2009. Dividends received by the Trust from REIT shares and certain foreign securities generally will not be considered "qualified dividend income" which is eligible for the reduced tax rate applicable to "qualified dividend income" and therefore it is possible that, depending upon the composition of the stocks in the Trust's portfolio after application of the Trust's investment strategy, a significant portion of the Trust's distributions will not constitute qualifying dividends eligible for the reduced tax rate.

Portfolio Turnover Risk

The Trust will engage in portfolio trading as dictated by its investment strategy, regardless of any income tax consequences or brokerage costs to shareholders. The Trust cannot accurately predict its annual portfolio turnover rate. However, based on a historical analysis of the Trust's investment strategy over the past 10 years, the annual turnover rate for the Trust's investment strategy would have been less than 100%. There is no assurance that the Trust's actual annual turnover rate will be comparable. Additionally, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Trust's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Trust. High portfolio turnover may result in the realization of net short-term capital gains by the Trust which, when distributed to shareholders, will be taxable as ordinary income.

Small Cap Risk

The Trust may invest in companies with small capitalizations. Smaller company stocks can be more volatile than, and perform differently from, larger company stocks. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company's stock price than is the case for a larger company.

Illiquid Securities Risk

The stocks of the issuers that comprise Mergent(R) universe for its Dividend Achievers(TM) are publicly traded securities. However, certain public securities, particularly securities of smaller capitalized or less seasoned issuers, may from time to time lack an active secondary market and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or stock market averages in general. In the absence of an active secondary market, the Trust's ability to purchase or sell such securities at a fair price may be impaired or delayed.

Strategic Transactions

Strategic Transactions in which the Trust may engage also involve certain risks and special considerations, including engaging in hedging and risk management transactions such as options, futures, swaps and other derivatives transactions. Strategic Transactions will be entered into to seek to manage the risks of the Trust's portfolio of securities, but may have the effect of limiting the gains from favorable market movements. Strategic Transactions involve risks, including (1) that the loss on the Strategic Transaction position may be larger than the gain in the portfolio position being hedged and (2) that the derivative instruments used in Strategic Transactions may not be liquid and may require the Trust to pay additional amounts of money. Successful use of Strategic Transactions depends on BlackRock's ability to predict correctly market movements which, of course, cannot be assured. Losses on Strategic Transactions may reduce the Trust's net asset value and its ability to pay dividends if they are not offset by gains on the portfolio positions being hedged. The Trust may also lend the securities it owns to others, which allows the Trust the opportunity to earn additional income. Although the Trust will require the borrower of the securities to post collateral for the loan and the terms of the loan will require that the Trust be able to reacquire the loaned securities if certain events occur, the Trust is still subject to the risk that the borrower of the securities may default, which could result in the Trust losing money, which would result in a decline in the Trust's net asset value. The Trust may also purchase securities for delayed settlement. This means that the Trust is generally obligated to purchase the securities at a future date for a set purchase price, regardless of whether the value of the securities is more or less than the purchase price at the time of settlement.

Non-Diversification

The Trust has registered as a "non-diversified" investment company under the Investment Company Act. For Federal income tax purposes, the Trust, with respect to up to 50% of its total assets, will be able to invest more than 5% (but not more than 25%, except for investments in U.S. government securities and securities of other regulated investment companies, which are not limited for tax purposes) of the value of its total assets in the obligations of any single issuer. To the extent the Trust invests a relatively high percentage of its assets in the obligations of a limited number of issuers, the Trust may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

Market Disruption And Geopolitical Risk

The war with Iraq, its aftermath and the continuing occupation of Iraq are likely to have a substantial impact on the U.S. and world economies and securities markets. The nature, scope and duration of the war and occupation cannot be predicted with any certainty. Terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001 closed some of the U.S. securities markets for a four-day period and similar events cannot be ruled out. The war and occupation, terrorism and related geopolitical risks have led, and may in the future lead to, increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Those events could also have an acute effect on individual issuers or related groups of issuers. These risks could also adversely affect individual issuers and securities markets, inflation and other factors relating to the common shares.

Anti-Takeover Provisions

The Trust's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value.

                          Management of the Trust

Trustees and Officers

The board of trustees is responsible for the overall management of the Trust, including supervision of the duties performed by BlackRock. There will be eight trustees of the Trust. A majority of the trustees will not be "interested persons" (as defined in the Investment Company Act) of the Trust. The name and business address of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth under "Management of the Trust" in the Statement of Additional Information.

Investment Adviser and Sub-Adviser

BlackRock Advisors acts as the Trust's investment adviser. BlackRock Financial Management acts as the Trust's sub-adviser. BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and BlackRock Financial Management, located at 40 East 52nd Street, New York, New York 10022, are wholly owned subsidiaries of BlackRock, Inc., which is one of the largest publicly traded investment management firms in the United States with approximately $286 billion of assets under management as of June 30, 2003. BlackRock manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products, including the BlackRock Funds and BlackRock Provident Institutional Funds. In addition, BlackRock provides risk management and investment system services to institutional investors under the BlackRock Solutions(TM) name.

The BlackRock organization has over 15 years of experience managing closed-end products and, as of July 31, 2003, advised a closed-end family of 45 active funds with over $12 billion in assets. BlackRock has $14 billion in equity assets under management as of June 30, 2003, including $2.9 billion in assets across 16 equity open-end funds. Clients are served from the company's headquarters in New York City, as well as offices in Wilmington, San Francisco, Boston, Edinburgh, Tokyo and Hong Kong. BlackRock, Inc. is a member of The PNC Financial Services Group, Inc. ("PNC"), one of the largest diversified financial services organizations in the United States, and is majority-owned by PNC and by BlackRock employees.

BlackRock's Equity Capability. BlackRock manages a full range of equity strategies that span the risk/return spectrum, including U.S. and non-U.S. large, small and mid-cap equity. BlackRock equity products are distinct in their investment styles, risk tolerances, and return objectives to reflect the different segments of the equity markets. BlackRock equity strategies include both quantitative and fundamental investing. Quantitative strategies employ sophisticated, data-intensive models to drive the investment process. Fundamental investing emphasizes in-depth company and financial research as the basis of the stock selection process. BlackRock believes both quantitative and fundamental strategies can be effective in distinct asset classes and can offer investors specific risk and return advantages.

BlackRock's Quantitative Equity Team. BlackRock uses a team approach in managing equity securities. BlackRock believes that this approach offers substantial benefits over one that is dependent on the market wisdom or investment expertise of only a few individuals.

BlackRock's Quantitative Equity Team is lead by the following individuals:

David Byrket, CFA, Managing Director and portfolio manager, is co-head of BlackRock's quantitative equity team. He is a member of the Equity Investment Strategy Group.

Prior to joining BlackRock in 2003, Mr. Byrket served as Managing Director, portfolio manager and co-head of the Quantitative Equities Group at Weiss, Peck & Greer. From 1985 to 1996, he held various corporate finance positions at General Electric, including senior risk analyst with GE Capital.

Mr. Byrket earned a BA degree, phi beta kappa, magna cum laude, in economics and psychology from Duke University in 1985. He is a member of the New York Society of Security Analysts and Chicago Quantitative Alliance.

Frederick Herrmann, CFA, CPA, Managing Director and portfolio manager, is co-head of BlackRock's quantitative equity team. He is a member of the Equity Investment Strategy Group.

Prior to joining BlackRock in 2003, Mr. Herrmann served as Managing Director, portfolio manager and co-head of the Quantitative Equities Group at Weiss, Peck & Greer. From 1984 to 1996, he was with AT&T Corporation, where Mr. Herrmann held various roles in the tax department, including director in the Chief Financial Officer's organization. He began his career at Amerada Hess Corporation in 1979 as an accountant.

Mr. Herrmann earned a BS degree in accounting from Wilkes University in 1979, and an MS degree from the W. Paul Stillman School of Business at Seton Hall University in 1987. He is a member of the New York Society of Security Analysts, Chicago Quantitative Alliance, Society of Quantitative Analysts, and American Finance Association.

Investment Management Agreement

Pursuant to an investment management agreement between BlackRock Advisors and the Trust, the Trust has agreed to pay for the investment advisory services and facilities provided by BlackRock Advisors a fee payable monthly in arrears at an annual rate equal to % of the average daily value of the Trust's net assets (the "Management Fee"). The Trust will also reimburse BlackRock Advisors for certain expenses BlackRock Advisors incurs in connection with performing certain services for the Trust. In addition, with the approval of the board of trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Trust operations (other than the provision of services required under the investment management agreement) of all personnel employed by BlackRock Advisors who devote substantial time to Trust operations may be reimbursed to BlackRock Advisors.

In addition to the Management Fee of BlackRock Advisors, the Trust pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with BlackRock Advisors), custodian, transfer and dividend disbursing agent expenses, legal fees, leverage expenses, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.


                              Net Asset Value

The net asset value of the common shares of the Trust will be computed based upon the value of the Trust's portfolio securities and other assets. Net asset value per common share will be determined daily on each day that the New York Stock Exchange is open for business as of the close of the regular trading session on the New York Stock Exchange. The Trust calculates net asset value per common share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Trust (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of common shares of the Trust.

The Trust values its securities primarily by using market quotations. Short-term debt securities having a remaining maturity of 60 days or less when purchased and debt securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at cost adjusted for amortization of premiums and accretion of discounts. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's board of trustees.


                               Distributions

Level Rate Dividend Policy. Commencing with the Trust's first dividend, the Trust intends to make regular quarterly cash distributions to common shareholders at a level rate based on the projected performance of the Trust, which rate may be adjusted from time to time. The Trust's ability to maintain a Level Rate Dividend Policy will depend on a number of factors, including the stability of income received from its investments.

A portion of the dividends received by the Trust from REITs and paid out as dividends may be considered capital gain distributions and/or return of capital rather than dividends. Generally, dividends received by the Trust from REIT shares and certain foreign securities will not be considered "qualified dividend income" which is eligible for the reduced tax rate applicable to "qualified dividend income." See "Tax Matters." Unless you elect to receive cash distributions, your distributions will automatically be reinvested into additional common shares pursuant to the Trust's Dividend Reinvestment Plan.

The Trust may realize capital gains or losses when it sells securities, depending on whether the sales prices for the securities are higher or lower than purchase prices. The Trust distributes any net capital gains to shareholders as capital gain dividends at least annually. As in the case of dividends, capital gain dividends will automatically be reinvested into additional common shares pursuant to the Trust's Dividend Reinvestment Plan. See "Dividend Reinvestment Plan.

Managed Dividend Policy. The Trust may, but is not required to, file an exemptive application with the Securities and Exchange Commission seeking an order under the Investment Company Act to obtain the ability to implement a Managed Dividend Policy. If the Trust receives the requested relief, the Trust may implement a Managed Dividend Policy.

Under a Managed Dividend Policy, the Trust would distribute a quarterly fixed percentage of net asset value to common shareholders. Under a Managed Dividend Policy, if, for any quarterly distribution, net investment income and net realized capital gain were less than the amount of the distribution, the difference would be distributed from the Trust's assets. The Trust's final distribution for each calendar year would include any remaining net investment income and net realized capital gain undistributed during the year. If, for any calendar year, the total distributions exceeded net investment income and net realized capital gain (the "Excess"), the Excess, distributed from the Trust's assets, would generally be treated as a tax-free return of capital up to the amount of the common shareholder's tax basis in common shares, with any amounts exceeding such basis treated as gain from the sale of common shares. The Excess, however, would be treated as ordinary dividend income to the extent of the Trust's current and accumulated earnings and profits.

In the event the Trust distributed the Excess, such distribution would decrease the Trust's total assets and, therefore, have the likely effect of increasing the Trust's expense ratio. There is a risk that the Trust would not eventually realize capital gains in an amount corresponding to a distribution of the Excess. In addition, in order to make such distributions, the Trust may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.

There is no guarantee that the Trust will apply for or receive an exemptive order facilitating the implementation of a Managed Dividend Policy or, if applied for an received, that the board of trustees will determine to implement a Managed Dividend Policy.

The board of trustees reserves the right to change the dividend policy from time to time.


                         Dividend Reinvestment Plan

Unless the registered owner of common shares elects to receive cash by contacting the Plan Agent, all dividends declared for your common shares of the Trust will be automatically reinvested by EquiServe Trust Company, N.A. (the "Plan Agent"), agent for shareholders in administering the Trust's Dividend Reinvestment Plan (the "Plan"), in additional common shares of the Trust. If a registered owner of common shares elects not to participate in the Plan, you will receive all dividends in cash paid by check mailed directly to you (or, if the shares are held in street or other nominee name, then to such nominee) by EquiServe Trust Company, N.A., as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by sending written instructions or by contacting EquiServe Trust Company, N.A., as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by contacting the Plan Agent before the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Trust for you. If you wish for all dividends declared on your common shares of the Trust to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Trust declares a dividend or other distribution (together, a "dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Trust ("newly issued common shares") or (ii) by purchase of outstanding common shares on the open market ("open-market purchases") on the New York Stock Exchange or elsewhere.

If, on the payment date for any dividend, the market price per common share plus estimated brokerage commissions is greater than the net asset value per common share (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued common shares, including fractions, on behalf of the participants. The number of newly issued common shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the payment date; provided that, if the net asset value per common share is less than 95% of the market price per common share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per common share on the payment date.

If, on the payment date for any dividend, the net asset value per common share is greater than the market value per common share plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in common shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the payment date for any dividend, the Plan Agent will have until the last business day before the next date on which the common shares trade on an "ex-dividend" basis or 30 days after the payment date for such dividend, whichever is sooner (the "last purchase date"), to invest the dividend amount in common shares acquired in open-market purchases. It is contemplated that the Trust will pay quarterly dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of each dividend through the date before the "ex-dividend" date of the third month of the quarter. If, before the Plan Agent has completed its open-market purchases, the market price of a common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the dividend had been paid in newly issued common shares on the dividend payment date. Because of the foregoing difficulty with respect to open market purchases, if the Plan Agent is unable to invest the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued common shares at the net asset value per common share at the close of business on the last purchase date; provided that, if the net asset value per common share is less than 95% of the market price per common share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per common share on the payment date.

The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to common shares issued directly by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Tax Matters." Participants that request a sale of shares through the Plan Agent are subject to $2.50 sales fee and a $.15 per share sold brokerage commission.

The Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Trust reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at EquiServe Trust Company, N.A., P.O. Box 43010, Providence, Rhode Island 02940-3010, or EquiServe Trust Company, N.A., 150 Royall Street, Canton, Massachusetts 02021, Phone: (800) 699-1236.


                           Description of Shares

Common Shares

The Trust is an unincorporated statutory trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of September 29, 2003. The Trust is authorized to issue an unlimited number of common shares of beneficial interest, par value $0.001 per share. Each common share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the trustees shall have the power to cause shareholders to pay expenses of the Trust by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of common shares owned by each respective shareholder.

 The Trust has no present intention of offering any additional shares other than the possible offering of preferred shares. See "Borrowings and Preferred Shares" in the Statement of Additional Information. Any additional offerings of shares will require approval by the Trust's board of trustees. Any additional offering of common shares will be subject to the requirements of the Investment Company Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Trust's outstanding voting securities.

The Trust's common shares are expected to be listed on the New York Stock Exchange under the symbol " ". Net asset value will be reduced immediately following the offering of common shares by the amount of the sales load and organizational and offering expenses paid by the Trust. See "Use of Proceeds."

Unlike open-end funds, closed-end funds like the Trust do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the New York Stock Exchange or otherwise. Shares of closed-end investment companies frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Trust that invest predominantly in equity securities have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the common shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Trust, the Trust cannot assure you that common shares will trade at a price equal to or higher than net asset value in the future. The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase. See the Statement of Additional Information under "Repurchase of Common Shares."


        Certain Provisions in the Agreement and Declaration of Trust

The Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Trust or to change the composition of its board of trustees. This could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Trust. Such attempts could have the effect of increasing the expenses of the Trust and disrupting the normal operation of the Trust. The board of trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the board of trustees. A trustee may be removed from office by the action of a majority of the remaining trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective trustee.

In addition, the Trust's Agreement and Declaration of Trust requires the favorable vote of a majority of the Trust's board of trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Trust, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Trust shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of all outstanding classes or series of shares of beneficial interest of the Trust.

The 5% holder transactions subject to these special approval requirements are: the merger or consolidation of the Trust or any subsidiary of the Trust with or into any Principal Shareholder; the issuance of any securities of the Trust to any Principal Shareholder for cash, except pursuant to any automatic dividend reinvestment plan; the sale, lease or exchange of all or any substantial part of the assets of the Trust to any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Trust, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period; or the sale, lease or exchange to the Trust or any subsidiary of the Trust, in exchange for securities of the Trust, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Trust, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.

To convert the Trust to an open-end investment company, the Trust's Agreement and Declaration of Trust, as requires the favorable vote of a majority of the board of the trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Trust, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Trust shall be required. The foregoing vote would satisfy a separate requirement in the Investment Company Act that any conversion of the Trust to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, conversion of the Trust to an open-end investment company could not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 30 days' prior notice to all shareholders. Conversion of the Trust to an open-end investment company would require the redemption of any outstanding preferred shares which could eliminate or alter the leveraged capital structure of the Trust with respect to the common shares if the Trust had preferred shares outstanding at such time. Following any such conversion, it is also possible that certain of the Trust's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. In the event of conversion, the common shares would cease to be listed on the New York Stock Exchange or other national securities exchanges or market systems. Shareholders of an open-end investment company may require the company to redeem their shares at any time, except in certain circumstances as authorized by or under the Investment Company Act, at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Trust expects to pay all such redemption requests in cash, but reserves the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Trust were converted to an open-end fund, it is likely that new shares would be sold at net asset value plus a sales load. The board of trustees believes, however, that the closed-end structure is desirable in light of the Trust's investment objectives and policies. Therefore, you should assume that it is not likely that the board of trustees would vote to convert the Trust to an open-end fund.

For the purposes of calculating "a majority of the outstanding voting securities" under the Trust's Agreement and Declaration of Trust each class and series of the Trust shall vote together as a single class, except to the extent required by the Investment Company Act or the Trust's Agreement and Declaration of Trust, with respect to any class or series of shares. If a separate class vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

The board of trustees has determined that provisions with respect to the board of trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the Investment Company Act, are in the best interest of shareholders generally. Reference should be made to the Trust's Agreement and Declaration of Trust, on file with the SEC for the full text of these provisions.


                         Closed-End Trust Structure

The Trust is a non-diversified, closed-end management investment company with no operating history (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objective, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Trust's board of trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Trust's board of trustees will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per share. The board of trustees might also consider converting the Trust to an open-end mutual fund, which would also require a vote of the shareholders of the Trust.


                        Repurchase of Common Shares

Shares of closed-end investment companies often trade at a discount to their net asset values, and the Trust's common shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Trust's common shares will be determined by such factors as relative demand for and supply of such common shares in the market, the Trust's net asset value, general market and economic conditions and other factors beyond the control of the Trust. See "Net Asset Value." Although the Trust's common shareholders will not have the right to redeem their common shares, the Trust may take action to repurchase common shares in the open market or make tender offers for its common shares. This may have the effect of reducing any market discount from net asset value.

There is no assurance that, if action is undertaken to repurchase or tender for common shares, such action will result in the common shares' trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the Trust's common shares, you should be aware that the acquisition of common shares by the Trust will decrease the capital of the Trust and, therefore, may have the effect of increasing the Trust's expense ratio and decreasing the asset coverage with respect to any preferred shares outstanding. Any share repurchases or tender offers will be made in accordance with requirements of the Securities Exchange Act of 1934, as amended, the Investment Company Act and the principal stock exchange on which the common shares are traded.


                                Tax Matters

The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Trust and its shareholders. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax concerns affecting the Trust and its shareholders (including shareholders owning large positions in the Trust). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Trust.

The Trust intends to elect to be treated and to qualify for special tax treatment afforded a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As long as the Trust meets certain requirements that govern the Trust's source of income, diversification of assets and distribution of earnings to shareholders, the Trust will not be subject to U.S. federal income tax.

Distributions paid to you by the Trust from its net investment company taxable income or from an excess of net short-term capital gain over net long-term capital losses (together referred to hereinafter as "ordinary income dividends") are generally taxable to you as ordinary income to the extent of the Trust's earning and profits. Such distributions (if designated by the Trust) may qualify (provided holding period and other requirements are met) (i) for the dividends received deduction in the case of corporate shareholders to the extent that the Trust's income consists of dividend income from U.S. corporations, and (ii) under the Tax Act (effective for taxable years after December 31, 2002 through December 31,
2008), as qualified dividend income eligible for the reduced maximum rate to individuals of generally 15% (5% for individuals in lower tax brackets) to the extent that the Trust receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions made to you from an excess of net long-term capital gain over net short-term capital losses ("capital gain dividends"), including capital gain dividends credited to you but retained by the Trust, are taxable to you as long-term capital gain if they have been properly designated by the Trust, regardless of the length of time you have owned Trust shares. Under the Tax Act, the maximum tax rate on net long-term capital gain of individuals is reduced generally from 20% to 15% (5% for individuals in lower brackets) for such gain realized after May 5, 2003 and before January 1, 2009. Distributions in excess of the Trust's earnings and profits will first reduce the adjusted tax basis of your shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to you (assuming the shares are held as a capital asset). Generally, not later than 60 days after the close of its taxable year, the Trust will provide you with a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

The sale or other disposition of shares of the Trust will generally result in capital gain or loss to you, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of Trust shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you. A loss realized on a sale or exchange of shares of the Trust will be disallowed if other substantially identical Trust shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, under the Tax Act, short-term capital gain will currently be taxed at the maximum rate of 35% applicable to ordinary income while long-term capital gain generally will be taxed at a maximum rate of 15%.

Dividends and other taxable distributions are taxable to you even though they are reinvested in additional shares of the Trust. If the Trust pays you a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Trust and received by you on December 31 of the year in which the dividend was declared.

The Trust is required in certain circumstances to backup withhold on taxable dividends and certain other payments paid to non-corporate holders of the Trust's shares who do not furnish the Trust with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Trust and its shareholders. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to the Trust and its shareholders can be found in the Statement of Additional Information that is incorporated by reference into this prospectus. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, foreign, state, local income or other taxes.

                                Underwriting

The Underwriters named below, acting through , as their representative ("the Representative"), have severally agreed, subject to the terms and conditions of an underwriting agreement with the Trust, BlackRock Advisors and BlackRock Financial Management (the "Underwriting Agreement"), to purchase from the Trust the number of common shares set forth opposite their respective names. The Underwriters are committed to purchase and pay for all of such common shares (other than those covered by the over-allotment option described below) if any are purchased.

                                                                  Number of
Underwriters                                                    Common Shares
-----------------------------------------------------------------------------

Total.......................................................

The Trust has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an additional common shares to cover over-allotments, if any, at the initial offering price per common share minus the commission described in the following paragraph. The Underwriters may exercise such option solely for the purpose of covering over-allotments incurred in the sale of the common shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to the terms and conditions of the Underwriting Agreement, to purchase an additional number of common shares proportionate to such Underwriter's initial commitment.

The Trust has agreed to pay a commission to the Underwriters in the amount of up to $ per Common Share ( % of the public offering price per common share). The Representative has advised the Trust that the Underwriters may pay up to $ per common share from such commission to selected dealers who sell the common shares and that such dealers may reallow a concession of up to $ per common share to certain other dealers who sell shares. Investors must pay for any common shares purchased on or before , 2003.

Prior to this offering, there has been no public or private market for the common shares or any other securities of the Trust. Consequently, the offering price for the common shares was determined by negotiation among the Trust, BlackRock and the Representative. There can be no assurance, however, that the price at which common shares sell after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the common shares will develop and continue after this offering. The minimum investment requirement is 100 common shares.

The Trust, BlackRock Advisors and BlackRock Financial Management have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.

The Trust has agreed not to offer, sell or register with the Securities and Exchange Commission any equity securities of the Trust, other than issuances of common shares, including pursuant to the Trust's dividend reinvestment plan, each as contemplated in this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representative.

The Representative has informed the Trust that the Underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

In connection with this offering, the Underwriters may purchase and sell common shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the common shares and syndicate short positions involve the sale by the Underwriters of a greater number of common shares than they are required to purchase from the Trust in this offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the common shares sold in this offering for their account may be reclaimed by the syndicate if such common shares are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the common shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the New York Stock Exchange or otherwise.

The Trust anticipates that the Representative and certain other
Underwriters may from time to time act as brokers and dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

In connection with this offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically.


                        Custodian and Transfer Agent

The Custodian of the assets of the Trust is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The Custodian performs custodial, fund accounting and portfolio accounting services. EquiServe Trust Company, N.A., 150 Royall Street, Canton, Massachusetts 02021, will serve as the Trust's Transfer Agent with respect to the common shares.


                               Legal Opinions

Certain legal matters in connection with the common shares will be passed upon for the Trust by Skadden, Arps, Slate, Meagher & Flom LLP, New York, New York and for the Underwriters by . may rely as to certain matters of Delaware law on the opinion of Skadden, Arps, Slate, Meagher & Flom LLP.


                      Privacy Principles of the Trust

The Trust is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trust collects, how the Trust protects that information and why, in certain cases, the Trust may share information with select other parties.

Generally, the Trust does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Trust. The Trust does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Trust restricts access to non-public personal information about its shareholders to employees of the Trust's investment adviser and its affiliates with a legitimate business need for the information. The Trust maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

                         Table of Contents for the
                    Statement of Additional Information

                                                                         Page
                                                                         ----
Use of Proceeds........................................................   B-2
Investment Objectives and Policies.....................................   B-2
Investment Policies and Techniques.....................................   B-3
Other Investment Policies and Techniques...............................   B-7
Additional Risks.......................................................   B-8
Management of the Trust................................................   B-9
Portfolio Transactions and Brokerage...................................   B-14
Description of Shares..................................................   B-15
Repurchase of Common Shares............................................   B-15
Tax Matters............................................................   B-17
Performance Related and Comparative Information........................   B-20
Experts................................................................   B-21
Additional Information.................................................   B-21
Independent Auditors Report............................................   F-1
Financial Statements...................................................   F-2
APPENDIX A  General Characteristics and Risks of
  Strategic Transactions...............................................   A-1
APPENDIX B  Proxy Voting Procedures....................................   B-1

                                 APPENDIX A

    Additional Information Regarding Mergent (R) , Hypothetical Performance
         Information The Mergent(R) License Agreement, and Mergent(R)
                             Dividend Achievers(TM).


Mergent License Agreement

BlackRock has entered into a non-exclusive license agreement with Mergent
(R) which allows for the use by BlackRock of the Dividend Achievers (TM) universe and certain trademarks and trade names of Mergent (R). The Trust is a sub-licensee to this license agreement. In exchange, Mergent (R) will receive an annual fee, payable on a quarterly basis, equal to __ % of the Trusts average daily net assets during such calendar quarter. This license fee will be paid by the Trust to BlackRock who will in turn pay Mergent
(R).

Hypothetical Total Return Information

The following table compares historical data for the S&P 500 Index with the hypothetical performance over the same periods of the Trust's investment strategy (the "BlackRock Dividend Achievers (TM) Trust Strategy"). The BlackRock Dividend Achievers (TM) Trust Strategy is described in greater detail in this Prospectus.

The BlackRock Dividend Achievers (TM) Trust Strategy will be applied on an annual basis, on each January 1, and the Trust's portfolio will be adjusted on or about such date to reflect the current composition of securities selected through the application of the BlackRock Dividend Achievers Trust
(TM) Strategy. The Trust's portfolio will also be reviewed and assessed monthly by BlackRock. As described in the Trust's prospectus, BlackRock has the discretion, on a monthly basis, to remove common stocks from the Trust's portfolio and invest up to 20% of the Trust's total assets in other common stocks, including stocks not included in the Dividend Achievers universe. The performance information below assumes that the Trust followed the BlackRock Dividend Achievers (TM) Trust Strategy for the periods indicated and BlackRock did not use the discretion to remove stocks from the Trust's portfolio. During its initial period of investing the proceeds of this offering and from time to time thereafter for temporary defensive purposes, the Trust may invest all or a portion of its assets in cash or cash equivalents rather than in the stocks selected through application of the BlackRock Dividend Achievers Trust (TM) Strategy.

The Comparison of Total Return below reflects the deduction of sales charges, and the estimated expenses of the Trust, which have been deducted from the historical information concerning the BlackRock Dividend Achievers
(TM) Trust Strategy on a pro forma basis (monthly, in the case of trading-related expenses (including estimated brokerage commissions paid by the Trust), and advisory and other operating expenses); such comparison does not reflect any taxes incurred by you. The returns shown below for the BlackRock Dividend Achievers (TM) Trust Strategy do not represent the results of actual trading but were achieved by means of the retroactive application of the Trust's investment strategy that was designed with the benefit of hindsight. There is no guarantee that the Trust's investment strategy will be successful in the future. During the periods shown in the table below, BlackRock did not manage or supervise accounts which employed strategies similar to the Trust's investment strategy. The returns shown below for the BlackRock Dividend Achievers (TM) Trust Strategy are not a guarantee of future performance and should not be used to predict the expected returns of the Trust. The Trust's investment strategy has the potential for loss.

       THE TRUST IS A NEWLY ORGANIZED TRUST AND HAS NO PERFORMANCE RECORD,
                  AND THE HYPOTHETICAL PAST PERFORMANCE OF THE
       BLACKROCK DIVIDEND ACHIEVERS (TM) TRUST STRATEGY IS NOT INDICATIVE
                     OF THE FUTURE PERFORMANCE OF THE FUND.


                          Comparison of Total Return(1)

                           BlackRock
..                     Dividend Achievers (TM)
Year                   Trust  Strategy(2)                  S&P 500 Index(3)
----                  -----------------------              ----------------
1993
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003 (thru __)

Average Annual Total Return 1993-2002


(1) Total Return represents the sum of the change in market value of each group of stocks between the first and last trading day of a period plus the total dividends paid on each group of stocks during such period divided by the opening market value of each group of stocks as of the first trading day of a period. In the case of both the S&P 500 Index and the BlackRock Dividend Achievers (TM) Trust Strategy, the first day of a period is the first trading day immediately preceding the first calendar day of such period, and the last day of a period is the last trading day immediately preceding the last calendar day of such period. Dividends paid each month are included in total returns, but are assumed to be distributed to stockholders, as are other corporate actions (such as buyouts or mergers) that result in the identifier (CUSIP) and shares not representing the investment holding.

(2) The BlackRock Dividend Achievers (TM) Trust Strategy for a given year consists of the common stocks selected through application of the Trust 's investment strategy as of the beginning of the year as reviewed and assessed by BlackRock on a monthly basis. Figures have been adjusted to reflect the deduction of sales charges, and the estimated Trust expenses (including estimated organizational and offering costs and estimated brokerage commissions paid by the Trust), which have been deducted from the historical information concerning the Trust's investment strategy on a pro forma basis (monthly, in the case of trading-related expenses (including estimated brokerage commissions payable by the Trust), and advisory and other operating expenses); such comparison does not reflect any taxes incurred by you. The actual implementation of the Trust's investment strategy, including the timing of purchase and sale activities, may take longer than that assumed for purposes of calculating the Total Return figures.

(3) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 Index does not include the effects of brokerage commissions that would be incurred by an investor purchasing the stocks included in the index. It is not possible to invest directly in the S&P 500 Index.

Mergent General Disclaimers

"Mergent(R)" and "Dividend Achievers(TM)" are trademarks of Mergent(R) and have been licensed for use by BlackRock Advisors, Inc. The Trust is not sponsored, endorsed, sold or promoted by Mergent(R) and Mergent(R) makes no representation regarding the advisability of investing in the Trust.

Mergent(R)Dividend Achievers(TM)Universe  of   Stocks (as of  January 1, 2003)

Set forth below are the names of the issuers of the common stocks included in the Mergent (R) Dividend Achievers (TM) universe of common stocks as of January 1, 2003.

                                                                        Shares

                     BlackRock Dividend Achievers(TM) Trust

                                  Common Shares


                                   PROSPECTUS



                                       , 2003

                     BlackRock Dividend Achievers(TM) Trust

                       STATEMENT OF ADDITIONAL INFORMATION

BlackRock Dividend Achievers(TM) Trust (the "Trust") is a non-diversified, closed-end management investment company with no operating history. This Statement of Additional Information relating to common shares does not constitute a prospectus, but should be read in conjunction with the prospectus relating thereto dated , 2003. This Statement of Additional Information, which is not a prospectus, does not include all information that a prospective investor should consider before purchasing common shares, and investors should obtain and read the prospectus prior to purchasing such shares. A copy of the prospectus may be obtained without charge by calling (888) 825-2257. You may also obtain a copy of the prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the prospectus.

                                TABLE OF CONTENTS

                                                                         Page
Use of Proceeds.......................................................    B-2
Investment Objectives and Policies....................................    B-2
Investment Policies and Techniques....................................    B-3
Other Investment Policies and Techniques..............................    B-7
Additional Risks......................................................    B-8
Management of the Trust...............................................    B-9
Portfolio Transactions and Brokerage..................................    B-14
Description of Shares.................................................    B-15
Repurchase of Common Shares...........................................    B-15
Tax Matters...........................................................    B-17
Performance Related and Comparative Information.......................    B-20
Experts...............................................................    B-21
Additional Information................................................    B-21
Independent Auditors Report...........................................    F-1
Financial Statements..................................................    F-2
APPENDIX A  General Characteristics and Risks of Strategic
  Transactions........................................................    A-1
APPENDIX B  Proxy Voting Procedures...................................    B-1


     This Statement of Additional Information is dated           , 2003.

                                 USE OF PROCEEDS

Pending investment in securities that meet the Trust's investment objectives and policies, the net proceeds of the offering will be invested in short-term debt securities of the type described under "Investment Policies and Techniques--Short-Term Debt Securities." We currently anticipate that the Trust will be able to invest primarily in securities that meet the Trust's investment objectives and policies within approximately three months after the completion of the offering.

                     INVESTMENT OBJECTIVE AND POLICIES

The Trust's investment objective is to provide total return through a combination of current income and capital appreciation by investing in common stocks that pay above average dividends and have the potential for capital appreciation.

Investment Restrictions

Except as described below, the Trust, as a fundamental policy, may not, without the approval of the holders of majority of the outstanding common shares and any preferred shares if any voting together as a single class, and of the holders of a majority of the outstanding preferred shares if any voting as a separate class.

(1) invest 25% or more of the value of its total assets in any one industry (except as required by the Trust's investment strategy);

(2) issue senior securities or borrow money other than as permitted by the Investment Company Act or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies;

(3) make loans of money or property to any person, except through loans of portfolio securities, the purchase of debt securities consistent with the Trust's investment objective and policies or the entry into repurchase agreements;

(4) underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities or the sale of its own securities, the Trust may be deemed to be an underwriter;

(5) purchase or sell real estate or interests therein other than bonds secured by real estate or interests therein, provided that the Trust may hold and sell any real estate acquired in connection with its investment in portfolio securities; or

(6) purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Trust becoming subject to registration with the Commodity Futures Trading Commission (the "CFTC") as a commodity pool.

When used with respect to particular shares of the Trust, "majority of the outstanding" means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

Under the Investment Company Act, the Trust may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. As a shareholder in any investment company, the Trust will bear its ratable share of that investment company's expenses, and will remain subject to payment of the Trust's advisory fees and other expenses with respect to assets so invested. Holders of common shares will therefore be subject to duplicative expenses to the extent the Trust invests in other investment companies. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks described herein and in the prospectus. As described in the Prospectus in the section entitled "Risks," the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares.

The Trust is also subject to the following non-fundamental restrictions and policies, which may be changed by the board of trustees. The Trust may not:

(1) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless after giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Trust's total assets and the Trust's aggregate short sales of a particular class of securities of an issuer does not exceed 25% of the then outstanding securities of that class. The Trust may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security; or (2) purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act or any exemptive relief obtained thereunder.

In addition, to comply with federal tax requirements for qualification as a regulated investment company, the Trust's investments will be limited in a manner such that at the close of each quarter of each taxable year, (a) no more than 25% of the value of the Trust's total assets are invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of a single issuer or two or more issuers controlled by the Trust and engaged in the same, similar or related trades or businesses and (b) with regard to at least 50% of the Trust's total assets, no more than 5% of its total assets are invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of a single issuer and no investment represents more than 10% of the outstanding voting securities of such issuer. These tax-related limitations may be changed by the trustees to the extent appropriate in light of changes to applicable tax requirements.

                     INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Trust's investment objective, policies and techniques that are described in the prospectus.

Borrowings and Preferred Shares

The Trust may borrow in an amount up to 5% of its total assets for temporary or emergency purposes. The Trust may, but does not currently intend to, borrow funds for investment purposes and/or issue debt securities or preferred shares in an aggregate amount of approximately 33 1/3% of its total assets to purchase additional securities. These practices are known as "leverage." The Trust may borrow from banks and other financial institutions and may also borrow additional funds using such investment techniques as BlackRock may from time to time determine. Changes in the value of the Trust's investment portfolio, including securities bought with the proceeds of the leverage, will be borne entirely by the holders of common shares. If there is a net decrease, or increase, in the value of the Trust's investment portfolio, the leverage will decrease, or increase (as the case may be), the net asset value per common share to a greater extent than if the Trust were not leveraged. During periods in which the Trust is using leverage, the fees paid to BlackRock for advisory and sub-advisory services will be higher than if the Trust did not use leverage because the fees paid will be calculated on the basis of the Trust's total assets, including the proceeds from the issuance of preferred shares and other leverage. Although the Trust is able to issue preferred shares in an amount up to 50% of its total assets, the Trust anticipates that it would not offer preferred shares representing more than 33 1/3% of the Trust's total assets immediately after the issuance of the preferred shares.

Foreign Securities

Although it has no present intention to do so, the Trust may invest up to 20% of its total assets in foreign securities, which may include securities denominated in U.S. dollars or in foreign currencies or multinational currency units. The Trust may, but has no present intention to, invest in foreign securities of emerging market issuers, but investments in such securities will not comprise more than 10% of the Trust's total assets. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

Because evidences of ownership of such securities usually are held outside the United States, the Trust would be subject to additional risks if it invested in foreign securities, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the Foreign Securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Since Foreign Securities may be purchased with and payable in of foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

Preferred Securities

Although it has no present intention of doing so, the Trust may invest up to 20% of its total assets in preferred securities.

Traditional Preferred Securities. Traditional preferred securities generally pay fixed or adjustable rate dividends to investors and generally have a "preference" over common stock in the payment of dividends and the liquidation of a company's assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer's board of directors. Income payments on typical preferred securities currently outstanding are cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case all accumulated dividends must be paid before any dividend on the common stock can be paid. However, some traditional preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non-cumulative preferred stock held by the Trust determine not to pay dividends on such stock, the amount of dividends the Trust pays may be adversely affected. There is no assurance that dividends or distributions on the traditional preferred securities in which the Trust may invest will be declared or otherwise made payable.

Preferred stockholders usually have no right to vote for corporate directors or on other matters. Shares of traditional preferred securities have a liquidation value that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates or the Dividends Received Deduction. Because the claim on an issuer's earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Trust's holdings of higher rate-paying fixed rate preferred securities may be reduced and the Trust would be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.

Dividends on traditional preferred securities may be eligible for the reduce rate for qualified dividend income. In addition, pursuant to the Dividends Received Deduction, corporations may generally deduct 70% of the income they receive from dividends on traditional preferred securities that are paid out of earnings and profits of a domestic issuer. Corporate shareholders of a regulated investment company like the Trust generally are permitted to claim a deduction with respect to that portion of their distributions attributable to amounts received by the regulated investment company that qualify for the Dividends Received Deduction.

Trust Preferred Securities. Trust preferred securities are a comparatively new asset class. Trust preferred securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the deferral period is five years or more. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Trust preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Trust preferred securities include but are not limited to trust originated preferred securities ("TOPRS(R)";1 monthly income preferred securities ("MIPS(R)"); quarterly income bond securities ("QUIBS(R)"); quarterly income debt securities ("QUIDS(R)"); quarterly income preferred securities ("QUIPSSM"); corporate trust securities ("CORTS(R)"); public income notes ("PINES(R)"); and other trust preferred securities.

Trust preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer's option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Many trust preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for Federal income tax purposes such that the holders of the trust preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments on the trust preferred securities are treated as interest rather than dividends for Federal income tax purposes and, as such, are not eligible for the Dividends Received Deduction, and will not be eligible for the reduced rate on qualified dividend income. The trust or special purpose entity in turn would be a holder of the operating company's debt and would have priority with respect to the operating company's earnings and profits over the operating company's common shareholders, but would typically be subordinated to other classes of the operating company's debt. Typically a preferred share has a rating that is slightly below that of its corresponding operating company's senior debt securities.


--------
1 TOPRS is a registered service mark owned by Merrill Lynch & Co., Inc. MIPS and QUIDS are registered service marks and QUIPS is a service mark owned by Goldman, Sachs & Co. QUIBS is a registered service mark owned by Morgan Stanley. CORTS and PINES are registered service marks owned by Salomon Smith Barney Inc.


Short Term Debt Securities

For temporary defensive proposes or to keep cash on hand, the Trust may invest up to 100% of its total assets in cash equivalents and short-term debt securities. Short-term debt investments are defined to include, without limitation, the following:

(1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and GNMA, whose securities are supported by the full faith and credit of the United States;
(b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the FNMA, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

(2) Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Trust may not be fully insured by the Federal Deposit Insurance Corporation.

(3) Repurchase agreements, which involve purchases of debt securities. At the time the Trust purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Trust during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Trust to invest temporarily available cash. The Trust may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Trust may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Trust is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Trust is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Trust could incur a loss of both principal and interest. B1ackRock monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. B1ackRock does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Trust. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Trust to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Trust and a corporation. There is no secondary market for such notes. However, they are redeemable by the Trust at any time. B1ackRock will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Trust's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

Hedging And Risk Management

Consistent with its investment objectives and policies set forth herein, the Trust may also enter into certain hedging and risk management transactions. In particular, the Trust may purchase and sell futures contracts, exchange-listed and over-the-counter put and call options on securities, financial indices and futures contracts, forward foreign currency contracts, and may enter into various interest rate transactions (collectively, "Strategic Transactions""). Strategic Transactions may be used to attempt to protect against possible changes in the market value of the Trust's portfolio resulting from fluctuations in the securities markets and changes in interest rates, to protect the Trust's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes and to establish a position in the securities markets as a temporary substitute for purchasing particular securities. Any or all of these Strategic Transactions may be used at any time. There is no particular strategy that requires use of one technique rather than another. Use of any Strategic Transaction is a function of market conditions. The Strategic Transactions that the Trust may use are described below. The ability of the Trust to hedge them successfully will depend on BlackRock's ability to predict pertinent market movements as well as sufficient correlation among the instruments, which cannot be assured.

Interest Rate Transactions. Among the Strategic Transactions are which the Trust may enter into are interest rate swaps and the purchase or sale of interest rate caps and floors. The Trust expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio as a duration management technique or to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. The Trust intends to use these transactions for hedging and risk management purposes and not as a speculative investment. The Trust will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Trust with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The Trust may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Trust receiving or paying, as the case may be, only the net amount of the two payments on the payment dates. In as much as these hedging transactions are incurred into for good faith hedging purposes. BlackRock and the Trust believe such obligations do not constitute senior securities, and, accordingly will not treat them as being subject to its borrowing restrictions. The Trust will accrue the net amount of the excess, if any, of the Trust's obligations over its entitlements with respect to each interest rate swap on a daily basis and will designate on its books and records with a custodian an amount of cash or liquid high grade securities having an aggregate net asset value at all times at least equal to the accrued excess. The Trust will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized statistical rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Trust will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

Futures Contracts and Options on Futures Contracts. In connection with its hedging and other risk management strategies, the Trust may also enter into contracts for the purchase or sale for future delivery ("futures contracts") of securities, aggregates of securities or indices or prices thereof, other financial indices and U.S. government debt securities or options on the above. The Trust will engage in such transactions only for bona fide hedging, risk management and other portfolio management purposes.

Forward Foreign Currency Contracts. The Trust may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered into. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Trust may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Trust intends to acquire. The Trust may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency. The Trust may also use forward currency contracts to shift the Trust's exposure to foreign currency exchange rate changes from one currency to another. For example, if the Trust owns securities denominated in a foreign currency and BlackRock believes that currency will decline relative to another currency, the Trust might enter into a forward currency contract to sell the appropriate amount of the first foreign currency with payment to be made in the second currency. The Trust may also purchase forward currency contracts to enhance income when BlackRock anticipates that the foreign currency will appreciate in value but securities denominated in that currency do not present attractive investment opportunities. The Trust may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Trust could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Trust's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge into U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. The Trust may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if BlackRock anticipates that there will be a correlation between the two currencies. The cost to the Trust of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Trust enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Trust will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Trust might be unable to close out a forward currency contract. In either event, the Trust would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account. The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Trust might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short term currency market movements is extremely difficult, and the successful execution of a short term hedging strategy is highly uncertain.

Calls on Securities, Indices and Futures Contracts. In order to enhance income or reduce fluctuations on net asset value, the Trust may sell or purchase call options ("calls") on securities and indices based upon the prices of futures contracts and debt securities that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. A call option gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the Trust must be "covered" as long as the call is outstanding (i.e., the Trust must own the instrument subject to the call or other securities or assets acceptable for applicable segregation and coverage requirements). A call sold by the Trust exposes the Trust during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the Trust to hold an instrument which it might otherwise have sold. The purchase of a call gives the Trust the right to buy a security, futures contract or index at a fixed price. Calls on futures on securities must also be covered by assets or instruments acceptable under applicable segregation and coverage requirements.

Puts on Securities, Indices and Futures Contracts. As with calls, the Trust may purchase put options ("puts") that relate to securities (whether or not it holds such securities in its portfolio), indices or futures contracts. For the same purposes, the Trust may also sell puts on securities, indices or futures contracts on such securities if the Trust's contingent obligations on such puts are secured by segregated assets consisting of cash or liquid debt securities having a value not less than the exercise price. The Trust will not sell puts if, as a result, more than 50% of the Trust's total assets would be required to cover its potential obligations under its hedging and other investment transactions. In selling puts, there is a risk that the Trust may be required to buy the underlying security at a price higher than the current market price.

Credit derivatives. The Trust may engage in credit derivative transactions. There are two broad categories of credit derivatives: default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If BlackRock is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Trust would diminish compared with what it would have been if these techniques were not used. Moreover, even if BlackRock is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of credit derivative transactions that may be entered into by the Trust. The Trust's risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Trust purchases a default option on a security, and if no default occurs with respect to the security, the Trust's loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Trust's loss will include both the premium that it paid for the option and the decline in value of the underlying security that the default option hedged.

Appendix A contains further information about the characteristics, risks and possible benefits of Strategic Transactions and the Trust's other policies and limitations (which are not fundamental policies) relating to investment in futures contracts and options. The principal risks relating to the use of futures contracts and other Strategic Transactions are: (a) less than perfect correlation between the prices of the instrument and the market value of the securities in the Trust's portfolio; (b) possible lack of a liquid secondary market for closing out a position in such instruments; (c) losses resulting from interest rate or other market movements not anticipated by BlackRock; and (d) the obligation to meet additional variation margin or other payment requirements, all of which could result in the Trust being in a worse position than if such techniques had not been used.

Certain provisions of the Code may restrict or affect the ability of the Trust to engage in Strategic Transactions. See "Tax Matters."

Short Sales

The Trust may make short sales of securities. A short sale is a transaction in which the Trust sells a security it does not own in anticipation that the market price of that security will decline. The Trust may make short sales to hedge positions, for risk management, in order to maintain portfolio flexibility or to enhance income or gain.

When the Trust makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Trust's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Trust will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Trust on such security, the Trust may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Trust replaces the borrowed security, the Trust will incur a loss; conversely, if the price declines, the Trust will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Trust's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The Trust will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its total assets or the Trust's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Trust may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

                  OTHER INVESTMENT POLICIES AND TECHNIQUES

Restricted and Illiquid Securities

Certain of the Trust's investments may be illiquid. Illiquid securities are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

When-Issued and Forward Commitment Securities

The Trust may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Trust will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Trust disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. At the time the Trust enters into a transaction on a when-issued or forward commitment basis, it will designate on its books and records cash or liquid debt securities equal to at least the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Trust. There is always a risk that the securities may not be delivered and that the Trust may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Trust as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

Reverse Repurchase Agreements

The Trust may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement by the Trust to repurchase the securities at an agreed upon price, date and interest payment. At the time the Trust enters into a reverse repurchase agreement, it may designate on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest). If the Trust establishes and maintains such a segregated account, a reverse repurchase agreement will not be considered a borrowing by the Trust; however, under certain circumstances in which the Trust does not establish and maintain such a segregated account, such reverse repurchase agreement will be considered a borrowing for the purpose of the Trust's limitation on borrowings. The use by the Trust of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Trust has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Trust in connection with the reverse repurchase agreement may decline in price.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Trust's obligation to repurchase the securities, and the Trust's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Trust would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

Repurchase Agreements

As temporary investments, the Trust may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Trust's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Trust will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of BlackRock, present minimal credit risk. The risk to the Trust is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Trust might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Trust may be delayed or limited. BlackRock will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, BlackRock will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

Lending of Securities

The Trust may lend its portfolio securities to banks or dealers which meet the creditworthiness standards established by the Board of Trustees of the Trust ("Qualified Institutions"). By lending its portfolio securities, the Trust attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust. The Trust may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with requirements of the Investment Company Act, which currently require that (i) the borrower pledge and maintain with the Trust collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned, (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis), (iii) the loan be made subject to termination by the Trust at any time and (iv) the Trust receive reasonable interest on the loan (which may include the Trust's investing any cash collateral in interest bearing short term investments), any distributions on the loaned securities and any increase in their market value. The Trust will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 331/3% of the value of the Trust's total assets (including such loans). Loan arrangements made by the Trust will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the creditworthiness of the Qualified Institution, will be monitored by BlackRock, and will be considered in making decisions with respect to lending securities, subject to review by the Trust's board of trustees.

The Trust may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Trust's board of trustees. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting such a loan, the loan must be called and the securities voted.

                                ADDITIONAL RISKS

In addition to the risks set forth in the prospectus, the Trust may be exposed to the following risks to the extent it invests in the following instruments or techniques:

Leverage Risk

If the Trust borrows for investment purposes and/or issues preferred shares, the Trust will be subject to Leverage Risk. Although the use of leverage by the Trust may create an opportunity for higher total return for the common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with leverage proceeds are greater than the cost of leverage, the Trust's return on its common shares will be greater than if leverage had not been used. Conversely, if the income or gains from the securities purchased with such proceeds does not cover the cost of leverage, the return on the Trust's common shares will be less than if leverage had not been used. BlackRock in its best judgment nevertheless may determine to continue to use leverage if it expects that the benefits to the Trust's shareholders of maintaining the leveraged position will outweigh the current reduced return. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for common shareholders including:

o the likelihood of greater volatility of net asset value, market price and dividend rate of the shares than a comparable portfolio without leverage;

o the risk that fluctuations in interest rates on borrowings and short term debt or in the dividend rates on any preferred stock that the Trust must pay will reduce the return to the common shareholders;

o the effect of leverage in a declining market, which is likely to cause greater decline in the net asset value of the common shares than if the Trust were not leveraged, which may result in a greater decline in the market price of the common shares;

o when the Trust uses financial leverage, the investment advisory fees payable to BlackRock will be higher than if the Trust did not use leverage; and

o leverage may increase operating costs, which may reduce the Trust's total return.

Certain types of borrowings by the Trust may result in the Trust being subject to covenants in credit agreements relating to asset coverage and Trust composition requirements. The Trust may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred stock issued by the Trust. These guidelines may impose asset coverage or Trust composition requirements that are more stringent than those imposed by the Investment Company Act. BlackRock does not believe that these covenants or guidelines will impede BlackRock from managing the Trust's portfolio in accordance with the Trust's investment objective and policies.

Risks Related to Preferred Securities

To the extent the Trust invests in preferred securities, there are special risks associated with investing in preferred securities, including:

Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Trust owns a preferred security that is deferring its distributions, the Trust may be required to report income for tax purposes although it has not yet received such income.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities.

Limited Voting Rights. Generally, preferred security holders (such as the Trust) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

In the case of certain trust preferred securities, holders generally have no voting rights, except (i) if the issuer fails to pay dividends for a specified period of time or (ii) if a declaration of default occurs and is continuing. In such an event, rights of holders of trust preferred securities generally would include the right to appoint and authorize a trustee to enforce the trust or special purpose entity's rights as a creditor under the agreement with its operating company.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in Federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Trust.

Supply of Trust Preferred Securities. The Financial Accounting Standards Board currently is reviewing accounting guidelines relating to trust preferred securities. To the extent that a change in the guidelines could adversely affect the market for, and availability of, these securities, the Trust may be adversely affected.

New Types of Securities. From time to time, preferred securities, including trust preferred securities, have been, and may in the future be, offered having features other than those described herein. The Trust reserves the right to invest in these securities if BlackRock believes that doing so would be consistent with the Trust's investment objective and policies. Since the market for these instruments would be new, the Trust may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Risks of Foreign Securities

Investing in foreign securities may involve certain risks not involved in domestic investments, including, but not limited to: (1) fluctuations in foreign exchange rates; (2) future foreign economic, financial, political and social developments; (3) different legal systems; (4) the possible imposition of exchange controls or other foreign governmental laws or restrictions; (5) lower trading volume; (6) much greater price volatility and illiquidity of certain foreign securities markets; (7) different trading and settlement practices; (8) less governmental supervision; (9) changes in currency exchange rates; (10) high and volatile rates of inflation; (11) fluctuating interest rates; (12) less publicly available information; and (13) different accounting, auditing and financial record-keeping standards and requirements.

Certain countries in which the Trust may invest, especially emerging market countries, historically have experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of: (1) the possibility of expropriation of assets; (2) confiscatory taxation; (3) difficulty in obtaining or enforcing a court judgment; (4) economic, political or social instability; and (5) diplomatic developments that could affect investments in those countries.

Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain investments in foreign securities also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as: (1) growth of gross domestic product; (2) rates of inflation; (3) capital reinvestment; (4) resources; (5) self-sufficiency; and (6) balance of payments position.

Investing in securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars, the lack of hedging instruments, and on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of temporary or permanent termination of trading. Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. The Trust may hold any foreign securities of emerging market issuers, but such securities will not comprise more than 10% of the Trust's total assets.

As a result of these potential risks, BlackRock may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Trust may invest in countries in which foreign investors, including BlackRock, have had no or limited prior experience.

                          MANAGEMENT OF THE TRUST

Investment Management Agreement

Although BlackRock Advisors intends to devote such time and effort to the business of the Trust as is reasonably necessary to perform its duties to the Trust, the services of BlackRock Advisors are not exclusive and BlackRock Advisors provides similar services to other investment companies and other clients and may engage in other activities.

The investment management agreement also provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, BlackRock Advisors is not liable to the Trust or any of the Trust's shareholders for any act or omission by BlackRock Advisors in the supervision or management of its respective investment activities or for any loss sustained by the Trust or the Trust's shareholders and provides for indemnification by the Trust of BlackRock Advisors, its directors, officers, employees, agents and control persons for liabilities incurred by them in connection with their services to the Trust, subject to certain limitations and conditions.

The investment management agreement was approved by the Trust's board of trustees at an in-person meeting of the board of trustees held on , 2003, including a majority of the trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the Investment Company Act. This agreement provides for the Trust to pay a management fee at an annual rate equal to % of the average weekly value of the Trust's net assets. In approving this agreement the board of trustees considered, among other things, the nature and quality of services to be provided by BlackRock Advisors, the profitability to BlackRock Advisors of its relationship with the Trust, economies of scale and comparative fees and expense ratios.

The investment management agreement and the waivers of the management fees were approved by the sole common shareholder of the Trust as of , 2003. The investment management agreement will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Trust's board of trustees or the vote of a majority of the outstanding voting securities of the Trust (as such term is defined in the Investment Company Act) and (2) by the vote of a majority of the trustees who are not parties to the investment management agreement or interested persons (as such term is defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment management agreement may be terminated as a whole at any time by the Trust, without the payment of any penalty, upon the vote of a majority of the Trust's board of trustees or a majority of the outstanding voting securities of the Trust or by BlackRock Advisors, on 60 days' written notice by either party to the other which can be waived by the non-terminating party. The investment management agreement will terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

Sub-Investment Advisory Agreement

BlackRock Financial Management, the Sub-Adviser, is a wholly owned subsidiary of BlackRock, Inc. Pursuant to the sub-investment advisory agreement, BlackRock Advisors has appointed BlackRock Financial Management, one of its affiliates, to perform certain of the day-to-day investment management of the Trust. BlackRock Financial Management will receive a portion of the management fee paid by the Trust to BlackRock Advisors. From the management fees, BlackRock Advisors will pay BlackRock Financial Management, for serving as Sub-Adviser, __% of the monthly management fees received by BlackRock Advisors.

The sub-investment advisory agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Trust will indemnify BlackRock Financial Management, its directors, officers, employees, agents, associates and control persons for liabilities incurred by them in connection with their services to the Trust, subject to certain limitations.

Although BlackRock Financial Management intends to devote such time and effort to the business of the Trust as is reasonably necessary to perform its duties to the Trust, the services of BlackRock Financial Management are not exclusive and BlackRock Financial Management provides similar services to other investment companies and other clients and may engage in other activities.

The sub-investment advisory agreement was approved by the Trust's board of trustees at an in-person meeting of the board of trustees held on , 2003, including a majority of the trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the Investment Company Act). In approving this agreement the board of trustees considered, among other things, the nature and quality of services to be provided by BlackRock Financial Management, the profitability to BlackRock Financial Management of its relationship with the Trust, economies of scale and comparative fees and expense ratios.

The sub-investment advisory agreement was approved by the sole common shareholder of the Trust as of , 2003. The sub-investment advisory agreement will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Trust's board of trustees or the vote of a majority of the outstanding voting securities of the Trust (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees who are not parties to such agreement or interested persons (as such term is defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The sub-investment advisory agreement may be terminated as a whole at any time by the Trust without the payment of any penalty, upon the vote of a majority of the Trust's board of trustees or a majority of the outstanding voting securities of the Trust, or by BlackRock Advisors or BlackRock Financial Management, on 60 days' written notice by either party to the other. The sub-investment advisory agreement will also terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

Trustees and Officers

The officers of the Trust manage its day-to-day operations. The officers are directly responsible to the Trust's board of trustees which sets broad policies for the Trust and chooses its officers. Anne F. Ackerley is the sole initial Trustee of the Trust. Following is a list of her present positions and principal occupations during the last five years. Ms Ackerley is an interested person of the Trust (as defined by the Investment Company
Act). The business address of the Trust, BlackRock Advisors and their board members and officers is 100 Bellevue Parkway, Wilmington, Delaware 19809, unless specified otherwise below. Ms Ackerley is an officer of other closed-end funds in which BlackRock Advisors acts as investment adviser.


                                                             Principal Occupation During the Past
Name and Age                  Title                            Five Years and Other Affiliations
------------                  -----                          ------------------------------------

Anne F. Ackerley     Sole Initial Trustee   Managing Director of BlackRock, Inc. since 2000. Formerly, First Vice
Age: 41                                     President and Chief Operating Officer, Mergers and Acquisition Group
                                            at Merrill Lynch & Co. from 1997 to 2000; First Vice President and
                                            Chief Operating Officer, Public Finance Group at Merrill Lynch & Co.
                                            from 1995 to 1997; First Vice President, Emerging Markets Fixed Income
                                            Research at Merrill Lynch & Co. prior thereto.


Prior to this offering, all of the outstanding shares of the Trust were owned by an affiliate of BlackRock Advisors.

                                                            Aggregate Dollar Range Of Equity Securities
                               Dollar Range Of Equity        Overseen By Directors In The Family In All
Name of Director             Securities In The Trust(*)          Registered Investment Companies(*)
----------------             --------------------------     -------------------------------------------






___________

(*) As of December 31, 2002. The Trustees do not own shares in the Trust as it is a newly formed closed-end investment company.

The fees and expenses of the Independent Trustees of the Trust are paid by the Trust. The trustees who are members of the BlackRock organization receive no compensation from the Trust. During the year ended December 31, 2001, the Independent Trustees/Directors earned the compensation set forth below in their capacities as trustees/directors of the funds in the BlackRock Family of Funds. It is estimated that the Independent Trustees will receive from the Trust the amounts set forth below for the Trust's calendar year ending December 31, 2003, assuming the Trust will have been in existence for the full calendar year.


                                       Estimated Compensation From     Total Compensation From The Trust And Fund
        Name of Board Member                    The Trust                   Complex Paid To Board Members(1)
---------------------------------      ---------------------------     ------------------------------------------






(1) Estimates the total compensation to be earned by that person during the calendar year end December 31, 2003 from the closed-end funds advised by the Adviser (the "Fund Complex").

(2)      Of these amounts it is anticipated that Messrs.      ,       ,       ,
         and may defer $0, $0, $0, $0, $2,000 and $0, respectively, pursuant to the Fund Complex's deferred compensation plan in the calendar year ended December 31, 2003.

(3) serves as "lead director" for each board of trustees/directors in the Fund Complex. For his services as lead trustee/director, will be compensated in the amount of $40,000 per annum by the Fund Complex.

(4)      Of this amount, Messrs.       ,         ,         , and
         are expected to defer $50,000, $50,000, $190,000, $30,000 $50,000 and
         $30,000, respectively, pursuant to the Fund Complex's deferred compensation plan.

(5)      Includes compensation for service on the Audit Committee.

At a meeting of the Governance Committee of the board of trustees of the BlackRock closed-end trusts held on November 25, 2002, the Independent Trustees approved a change to their compensation to become effective
January 1, 2003. Under this revised compensation plan, each Independent Trustee will receive an annual fee calculated as follows: (i) $6,000 from each fund/trust in the Fund Complex and (ii) $1,500 for each meeting of each board in the Fund Complex attended by such Independent Trustee. The total annual aggregate compensation for each Independent Trustee is capped at $190,000 per annum, except that will receive an additional $40,000 per annum from the Fund Complex for acting as the lead trustee for each board
of trustees/directors in the Fund Complex and Messrs.      , and will receive
an additional $20,000 per annum from the Fund Complex for their service on the audit committee of the Fund Complex. This additional compensation to
Messrs.      , and will be allocated among the fund/trusts in the Fund Complex based on their relative net assets.

In the event that the $190,000 cap is met with respect to an Independent Trustee, the amount of the Independent Trustee's fee borne by each fund/trust in the Fund Complex is reduced by reference to the net assets of the Trust relative to the other funds/trusts in the Fund Complex. In addition, the attendance fees of each Independent Trustee are reduced proportionately, based on each respective fund's/trust's net assets, so that the aggregate per meeting fee for all meetings of the boards of trustees/directors of the funds/trusts (excluding the per annum audit committee fee) held on a single day does not exceed $23,750 for any Independent Trustee.

Certain of the above fees paid to the Independent Trustees will be subject to mandatory deferrals pursuant to the Fund Complex's deferred compensation plan. The Independent Trustees have agreed that at least $30,000 of their $190,000 base fee will be mandatory deferred pursuant to the Fund Complex's deferred compensation plan. Also, members of the audit committee of the Fund Complex will be required to defer all of the $20,000 per annum fee they will receive for their services on the audit committee pursuant to the Fund Complex's deferred compensation plan. Under the deferred compensation plan, deferred amounts earn a return for the Independent Trustees as though equivalent dollar amounts had been invested in common shares of certain other funds/trusts in the Fund Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if they had invested the deferred amounts in such other funds/trusts. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of a fund/trust. A fund/trust may, however, elect to invest in common shares of those funds/trusts selected by the Independent Trustee in order to match its deferred compensation obligations.

The board of trustees of the Trust currently has three committees: an Executive Committee, an Audit Committee and a Governance Committee.

The Executive Committee consists of Messrs.       and         , and acts in
accordance with the powers permitted to such a committee under the Agreement and Declaration of Trust and the By-Laws of the Trust. The Executive Committee, subject to the Trust's Agreement and Declaration of Trust, By-Laws and applicable law, acts on behalf of the full board of trustees in the intervals between meetings of the Board.

The Audit Committee consists of Messrs.      , and        . The Audit Committee
acts according to the Audit Committee charter. has been appointed as Chairman of the Audit Committee. The Audit Committee is responsible for reviewing and evaluating issues related to the accounting and financial reporting policies of the Trust, overseeing the quality and objectivity of the Trust's financial statements and the audit thereof and to act as a liaison between the board of trustees and the Trust's independent accountants. The board of trustees of the Trust has determined that the Trust has two audit committee financial experts serving on its Audit Committee, and , both of whom are independent for the purpose of the definition of audit committee financial expert as applicable to the Trust.

The Governance Committee consists of Messrs.       ,         ,         , and
       . The Governance Committee acts in accordance with the Governance Committee charter. has been appointed as Chairman of the Governance Committee. The Governance Committee consists of the Independent Trustees and performs those functions enumerated in the Governance Committee Charter including, but not limited to, making nominations for the appointment or election of Independent Trustees, reviewing Independent Trustee compensation, retirement policies and personnel training policies and administrating the provisions of the Code of Ethics applicable to the Independent Trustees.

No Trustee who is not an interested person of the Trust owns beneficially or of record, any security of BlackRock Advisors or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with BlackRock Advisors.

As the Trust is a closed-end investment company with no prior investment operations, no meetings of the above committees have been held in the current fiscal year, provided that the Governance Committee has acted by written consent to form the Audit Committee and the Audit Committee has had an initial meeting in connection with the organization of the Trust.

No Trustee who is not an interested person of the Trust owns beneficially or of record, any security of BlackRock Advisors or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with BlackRock Advisors.

Proxy Voting Policies

The board of trustees of the Trust has delegated the voting of proxies for Trust securities to BlackRock pursuant to BlackRock's proxy voting guidelines. Under these guidelines, BlackRock will vote proxies related to Trust securities in the best interests of the Trust and its shareholders. A copy of BlackRock's proxy voting procedures are attached as Appendix B to this Statement of Additional Information.

Codes of Ethics

The Trust, the Adviser and the Sub-Adviser have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust. These codes can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-942-8090. The code of ethics are available on the EDGAR Database on the Securities and Exchange Commission's web site (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.

Investment Adviser and Sub-Adviser

BlackRock Advisors acts as the Trust's investment adviser. BlackRock Financial Management acts as the Trust's sub-adviser. BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and BlackRock Financial Management, located at 40 East 52nd Street, New York, New York 10022, are wholly owned subsidiaries of BlackRock, Inc., which is one of the largest publicly traded investment management firms in the United States with approximately $286 billion of assets under management as of June 30, 2003. BlackRock manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products, including the BlackRock Funds and BlackRock Provident Institutional Funds. In addition, BlackRock provides risk management and investment system services to institutional investors under the BlackRock Solutions(TM) name.

The BlackRock organization has over 15 years of experience managing closed-end products and, as of July 31, 2003, advised a closed-end family of 45 active funds with over $12 billion in assets. BlackRock has $14 billion in equity assets under management as of June 30, 2003 including $2.9 billion in assets across 16 equity open-end funds. Clients are served from the company's headquarters in New York City, as well as offices in Wilmington, San Francisco, Boston, Edinburgh, Tokyo and Hong Kong. BlackRock, Inc. is a member of The PNC Financial Services Group, Inc. ("PNC"), one of the largest diversified financial services organizations in the United States, and is majority-owned by PNC and by BlackRock employees. The BlackRock organization invented the term trust in 1988 and has successfully managed five consecutive term trusts to returning principal on maturity.

                    PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser and the Sub-Adviser are responsible for decisions to buy and sell securities for the Trust, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The Trust will generally purchase securities on a stock exchange effected through brokers who charge a commission for their services. The Trust may also invest in securities that are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of such securities usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the manager(s), underwriter(s) and dealer(s). The Trust may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

Payments of commissions to brokers who are affiliated persons of the Trust (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the 1940 Act. Commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated.

The Adviser and Sub-Adviser may, consistent with the interests of the Trust, select brokers on the basis of the research, statistical and pricing services they provide to the Trust and the Adviser's or Sub-Adviser's other clients. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Adviser and Sub-Adviser under their respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Adviser or Sub-Adviser determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Adviser or Sub-Adviser and its other clients and that the total commissions paid by the Trust will be reasonable in relation to the benefits to the Trust over the long-term. The advisory fees that the Trust pay to the Adviser will not be reduced as a consequence of the Adviser's or Sub-Adviser's receipt of brokerage and research services. To the extent that portfolio transactions are used to obtain such services, the brokerage commissions paid by the Trust will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to the Adviser or Sub-Adviser in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser and Sub-Adviser in carrying out their obligations to the Trust. While such services are not expected to reduce the expenses of the Adviser or Sub-Adviser, the Adviser would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staffs. Commission rates for brokerage transactions on foreign stock exchanges are generally fixed. In addition, the Adviser or Sub-Adviser may take into account the sale of shares of the Trust in allocating purchase and sale orders for portfolio securities to brokers (including brokers that are affiliated with them.

One or more of the other investment companies or accounts which the Adviser and/or the Sub-Adviser manages may own from time to time some of the same investments as the Trust. Investment decisions for the Trust are made independently from those of such other investment companies or accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis by the Adviser and/or the Sub-Adviser in their discretion in accordance with the accounts' various investment objectives. In some cases, this system may adversely affect the price or size of the position obtainable for the Trust. In other cases, however, the ability of the Trust to participate in volume transactions may produce better execution for the Trust. It is the opinion of the Trust's board of trustees that this advantage, when combined with the other benefits available due to the Adviser's or the Sub-Adviser's organization, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

It is not the Trust's policy to engage in transactions with the objective of seeking profits from short-term trading. It is expected that the annual portfolio turnover rate of the Trust will be less than 100%. Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower. Higher portfolio turnover results in increased Trust costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities..

                             DESCRIPTION OF SHARES

Common Shares

The Trust intends to hold annual meetings of shareholders so long as the common shares are listed on a national securities exchange and such meetings are required as a condition to such listing. All common shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Trust will send annual and semi-annual reports, including financial statements, to all holders of its shares.

Preferred Shares

The Agreement and Declaration of Trust provides that the Trust's board of trustees may authorize and issue preferred shares (the "Preferred Shares") with rights as determined by the board of trustees, by action of the board of trustees without the approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any Preferred Shares that might be issued. Whenever Preferred Shares are outstanding, the holders of common shares will not be entitled to receive any distributions from the Trust unless all accrued dividends on Preferred Shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred Shares have been met.

Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Trust, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Trust.

Voting Rights. The Investment Company Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of common shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Trust at any time two years' dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Trust's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The board of trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of Preferred Shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of common shares as a single class.

The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

Redemption, Purchase and Sale of Preferred Shares by the Trust. The terms of any Preferred Shares would typically provide that (1) they are redeemable by the Trust in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Trust may tender for or purchase Preferred Shares and (3) the Trust may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Trust will reduce the leverage applicable to the common shares, while any resale of shares by the Trust will increase that leverage.

The discussion above describes the possible offering of Preferred Shares by the Trust. If the board of trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Trust's Agreement and Declaration of Trust. The board of trustees, without the approval of the holders of common shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

The Trust may apply for ratings for any Preferred Shares from Moody's Investors Service, Inc. ("Moody's"), Standard and Poors Ratings Group ("S&P") or Fitch Ratings ("Fitch"). In order to obtain and maintain the required ratings, the Trust will be required to comply with investment quality, diversification and other guidelines established by Moody's and/or S&P. Such guidelines will likely be more restrictive than the restrictions set forth above. The Trust does not anticipate that such guidelines would have a material adverse effect on the Trust's holders of common shares or its ability to achieve its investment objective. The Trust anticipates that any Preferred Shares that it issues would be initially given the highest ratings by Moody's ("Aaa") or by S&P ("AAA"), but no assurance can be given that such ratings will be obtained. No minimum rating is required for the issuance of Preferred Shares by the Trust. Moody's and S&P receive fees in connection with their ratings issuances.

Other Shares

The board of trustees (subject to applicable law and the Trust's Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of either common shares or Preferred Shares, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the board of trustees see fit. The Trust currently does not expect to issue any other classes of shares, or series of shares, except for the common shares and the Preferred Shares.

                        REPURCHASE OF COMMON SHARES

The Trust is a closed-end management investment company and as such its shareholders will not have the right to cause the Trust to redeem their shares. Instead, the Trust's common shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Trust's board of trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of common shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Trust to an open-end investment company. The board of trustees may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

Notwithstanding the foregoing, at any time when the Trust's Preferred Shares are outstanding, the Trust may not purchase, redeem or otherwise acquire any of its common shares unless (1) all accrued Preferred Shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Trust's portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Trust will be borne by the Trust and will not reduce the stated consideration to be paid to tendering shareholders.

Subject to its investment restrictions, the Trust may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Trust in anticipation of share repurchases or tenders will reduce the Trust's net income. Any share repurchase, tender offer or borrowing that might be approved by the Trust's board of trustees would have to comply with the Securities Exchange Act of 1934, as amended, the Investment Company Act and the rules and regulations thereunder.

Although the decision to take action in response to a discount from net asset value will be made by the board of trustees at the time it considers such issue, it is the board's present policy, which may be changed by the board of trustees, not to authorize repurchases of common shares or a tender offer for such shares if: (1) such transactions, if consummated, would (a) result in the delisting of the common shares from the New York Stock Exchange, or (b) impair the Trust's status as a regulated investment company under the Code, (which would make the Trust a taxable entity, causing the Trust's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Trust) or as a registered closed-end investment company under the Investment Company Act; (2) the Trust would not be able to liquidate portfolio securities in an orderly manner and consistent with the Trust's investment objectives and policies in order to repurchase shares; or (3) there is, in the board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Trust, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the Trust or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Trust or its shareholders if shares were repurchased. The board of trustees may in the future modify these conditions in light of experience.

The repurchase by the Trust of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below net asset value will result in the Trust's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Trust's shares may be the subject of repurchase or tender offers from time to time, or that the Trust may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

In addition, a purchase by the Trust of its common shares will decrease the Trust's total assets which would likely have the effect of increasing the Trust's expense ratio. Any purchase by the Trust of its common shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding common shares then remaining.

Before deciding whether to take any action if the common shares trade below net asset value, the Trust's board of trustees would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Trust's portfolio, the impact of any action that might be taken on the Trust or its shareholders and market considerations. Based on these considerations, even if the Trust's shares should trade at a discount, the board of trustees may determine that, in the interest of the Trust and its shareholders, no action should be taken.

                                TAX MATTERS

The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Trust and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns affecting the Trust and its shareholders (including shareholders owning a large position in the Trust), and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisers with any specific questions relating to federal, state, local and foreign taxes. The discussion reflects applicable tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively.

Taxation of the Trust

The Trust intends to elect to be treated and to qualify as a regulated investment company under Subchapter M of the Code (a "RIC"). Accordingly, the Trust must, among other things, (i) derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the market value of the Trust's total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Trust's total assets and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Trust's total assets is invested in the securities of any issuer (other than U.S. government securities and the securities of other RICs) or of any two or more issuers that the Trust controls and that are determined to be engaged in the same business or similar or related trades or businesses.

As a RIC, the Trust generally is not subject to U.S. federal income tax on income and gains that it distributes each taxable year to shareholders, if it distributes at least 90% of the sum of the Trust's (i) investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Trust intends to distribute at least annually substantially all of such income.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Trust level. To avoid the tax, the Trust must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year, (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Trust's fiscal year), and (iii) certain undistributed amounts from previous years on which the Trust paid no U.S. federal income tax. While the Trust intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Trust's taxable income and capital gain will be distributed to avoid entirely the imposition of the tax. In that event, the Trust will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.

A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by the Trust in October, November or December of the year, payable to shareholders of record on a date during such a month and paid by the Trust during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

If the Trust were unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a RIC in any year, it would be taxed in the same manner as an ordinary corporation and distributions to the Trust's shareholders would not be deductible by the Trust in computing its taxable income.

The Trusts Investments

Certain of the Trust's investment practices may subject the Trust to special tax rules, the effect of which may be to accelerate income to the Trust, defer the Trust's losses, cause adjustments in the holding periods of the Trust's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to holders of common shares.

If the Trust invests (directly or indirectly through a REIT) in residual interests in REMICs a portion of the Trust's income will be subject to U.S. federal income tax in all events. Excess inclusion income of the Trust generated by a residual interest in a REMIC will be allocated to shareholders of the Trust in proportion to the dividends received by the shareholders of the Trust. Excess inclusion income generally (i) cannot be offset by net operating losses, (ii) will constitute unrelated business taxable income to certain tax exempt investors and (iii) in the case of a foreign shareholder will not qualify for any reduction in U.S. federal withholding taxes. In addition, if the shareholders of the Trust include a "disqualified organization" (such as certain governments or governmental agencies) the Trust may be liable for a tax on the excess inclusion income allocable to the disqualified organization.

Income received by the Trust with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions may reduce or eliminate such taxes. Due to the makeup of the Trust's investment portfolio, shareholders will not be entitled to claim a credit or deduction with respect to such foreign taxes. Similarly, due to the makeup of the Trust's investment portfolio, the Trust will not be able to pass through to its shareholders tax exempt dividends despite the fact that the Trust may receive some tax exempt interest.

Investments by the Trust in certain "passive foreign investment companies" could subject the Trust to U.S. federal income tax (including interest charges) on certain distributions or dispositions with respect to those investments which cannot be eliminated by making distributions to shareholders. Several elections may be available to the Trust to mitigate the effect of this provision but the elections generally accelerate the recognition of income without the receipt of cash.

It is not expected that shareholders will be subject to alternative minimum tax as a result of an investment in the Trust.

Taxation of Shareholders

Distributions paid by the Trust from its net investment company taxable income, which includes net short-term capital gain, generally are taxable as ordinary income to the extent of the Trust's earnings and profits. Such distributions (if designated by the Trust) may qualify (provided holding period and other requirements are met) (i) for the dividends received deduction available to corporations, but only to the extent that the Trust's income consists of dividends received from U.S. corporations and
(ii) under the recently enacted Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for taxable years after December 31, 2002 through December 31, 2008) ("Tax Act"), as qualified dividend income eligible for the reduced maximum rate to individuals of generally 15% (5% for individuals in lower tax brackets) to the extent that the Trust receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

Distributions of net capital gain designated as capital gain dividends, if any, are taxable to shareholders at rates applicable to long-term capital gain, whether paid in cash or in shares, and regardless of how long the shareholder has held the Trust's shares. Capital gain dividends are not eligible for the dividends received deduction. Under the Tax Act, the maximum tax rate on net long-term capital gain of individuals is reduced generally from 20% to 15% (5% for individuals in lower brackets) for such gain realized after May 5, 2003 and before January 1, 2009. Distributions in excess of the Trust's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to such holder (assuming the shares are held as a capital asset). For non-corporate taxpayers, under the Tax Act, investment company taxable income (other than qualified dividend income) will currently be taxed at a maximum rate of 35%, while net capital gain generally will be taxed at a maximum rate of 15%. For corporate taxpayers, both investment company taxable income and net capital gain are taxed at a maximum rate of 35%.

The Trust may retain for reinvestment all or part of its net capital gain. If any such gain is retained, the Trust will be subject to a tax of 35% of such amount. In that event, the Trust expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom (i) will be required to include in income for tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Trust against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its basis in its shares of the Trust by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder's gross income.

Shareholders may be entitled to offset their capital gain dividends with capital loss. There are a number of statutory provisions affecting when capital loss may be offset against capital gain, and limiting the use of loss from certain investments and activities. Accordingly, shareholders with capital loss are urged to consult their tax advisers.

The price of shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing shares just prior to a distribution will receive a distribution which will be taxable to them even though it represents in part a return of invested capital.

Upon a sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon its basis in the shares. Such gain or loss will be treated as long-term capital gain or loss if the shares have been held for more than one year. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced with substantially identical shares within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized by a shareholder on the sale of Trust shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any capital gain dividends received by the shareholder (or amounts credited to the shareholder as an undistributed capital gain) with respect to such shares.

Ordinary income dividends and capital gain dividends also may be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions about U.S. federal (including the application of the alternative minimum tax rules), state, local or foreign tax consequences to them of investing in the Trust.

A shareholder that is a nonresident alien individual or a foreign corporation (a "foreign investor") generally may be subject to U.S. withholding tax at the rate of 30% (or possibly a lower rate provided by an applicable tax treaty) on ordinary income dividends. Different tax consequences may result if the foreign investor is engaged in a trade or business in the United States or, in the case of an individual, is present in the United States for 183 days or more during a taxable year and certain other conditions are met.

The Trust may be required to withhold federal income tax on all taxable distributions and redemption proceeds payable to non-corporate shareholders who fail to provide the Trust with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be refunded or credited against such shareholder's federal income tax liability, if any, provided that the required information is furnished to the IRS.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action, either prospectively or retroactively. Persons considering an investment in common shares should consult their own tax advisers regarding the purchase, ownership and disposition of common shares.

              PERFORMANCE RELATED AND COMPARATIVE INFORMATION

                              [TO BE PROVIDED]

                                  EXPERTS

The Statement of Net Assets of the Trust as of           , 2003 of appearing in
this Statement of Additional Information has been audited by               ,
independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority
of such firm as experts in accounting and auditing.              , located at
          , provides accounting and auditing services to the Trust.

                           ADDITIONAL INFORMATION

A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the Trust with the Securities and Exchange Commission (the "Commission"), Washington, D.C. The prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Trust and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

                        INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholder of BlackRock Dividend Achievers(TM) Trust

We have audited the accompanying statement of assets and liabilities of
BlackRock Dividend Achievers(TM) Trust (the "Trust") as of           , 2003 and
the related statements of operations and changes in net assets for the period
from          , 2002 (date of inception) to , 2003. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Trust at , 2003 and the results of its operations and changes in its net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                   BLACKROCK DIVIDEND ACHIEVERS(TM) TRUST

                    STATEMENT OF ASSETS AND LIABILITIES

                                     , 2003

                                   APPENDIX A

                        GENERAL CHARACTERISTICS AND RISKS
                            OF STRATEGIC TRANSACTIONS

In order to manage the risk of its securities portfolio, or to enhance income or gain as described in the prospectus, the Trust will engage in Strategic Transactions. The Trust will engage in such activities in the Adviser's or Sub-Adviser's discretion, and may not necessarily be engaging in such activities when movements in interest rates that could affect the value of the assets of the Trust occur. The Trust's ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC. Certain Strategic Transactions may give rise to taxable income.

Put And Call Options On Securities And Indices

The Trust may purchase and sell put and call options on securities and indices. A put option gives the purchaser of the option the right to sell and the writer the obligation to buy the underlying security at the exercise price during the option period. The Trust may also purchase and sell options on securities indices ("index options"). Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the securities index upon which the option is based is greater, in the case of a call, or less, in the case of a put, than the exercise price of the option. The purchase of a put option on a security could protect the Trust's holdings in a security or a number of securities against a substantial decline in the market value. A call option gives the purchaser of the option the right to buy and the seller the obligation to sell the underlying security or index at the exercise price during the option period or for a specified period prior to a fixed date. The purchase of a call option on a security could protect the Trust against an increase in the price of a security that it intended to purchase in the future. In the case of either put or call options that it has purchased, if the option expires without being sold or exercised, the Trust will experience a loss in the amount of the option premium plus any related commissions. When the Trust sells put and call options, it receives a premium as the seller of the option. The premium that the Trust receives for selling the option will serve as a partial hedge, in the amount of the option premium, against changes in the value of the securities in its portfolio. During the term of the option, however, a covered call seller has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price of the option if the value of the underlying security increases, but has retained the risk of loss should the price of the underlying security decline. Conversely, a secured put seller retains the risk of loss should the market value of the underlying security decline be low the exercise price of the option, less the premium received on the sale of the option. The Trust is authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC Options") which are privately negotiated with the counterparty. Listed options are issued by the Options Clearing Corporation ("OCC") which guarantees the performance of the obligations of the parties to such options.

The Trust's ability to close out its position as a purchaser or seller of an exchange-listed put or call option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC Options are purchased from or sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Trust. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Trust and the counterparty, without the intermediation of a third party such as the OCC. If the counterparty fails to make or take delivery of the securities underlying an option it has written, or otherwise settle the transaction in accordance with the terms of that option as written, the Trust would lose the premium paid for the option as well as any anticipated benefit of the transaction. As the Trust must rely on the credit quality of the counterparty rather than the guarantee of the OCC, it will only enter into OTC Options with counterparties with the highest long-term credit ratings, and with primary United States government securities dealers recognized by the Federal Reserve Bank of New York.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the option markets.

Futures Contracts And Related Options

Characteristics. The Trust may sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated market movements. The sale of a futures contract creates an obligation by the Trust, as seller, to deliver the specific type of financial instrument called for in the contract at a specified future time for a specified price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Margin Requirements. At the time a futures contract is purchased or sold, the Trust must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin that the Trust will pay may range from approximately 1% to approximately 5% of the value of the securities or commodities underlying the contract. In certain circumstances, however, such as periods of high volatility, the Trust may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in case of "variation margin" may be required, a process known as "marking to the market." Transactions in listed options and futures are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged.

Limitations on Use of Futures and Options on Futures. The Trust's use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. The Trust currently may enter into such transactions without limit for bona fide hedging purposes, including risk management and duration management and other portfolio strategies. The Trust may also engage in transactions in futures contracts or related options for non-hedging purposes to enhance income or gain provided that the Trust will not enter into a futures contract or related option (except for closing transactions) for purposes other than bona fide hedging, or risk management including duration management if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Trust's liquidation value, i.e., net assets (taken at current value); provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The above policies are non-fundamental and may be changed by the Trust's board of trustees at any time. Also, when required, an account of cash equivalents designated on the books and records will be maintained and marked to market on a daily basis in an amount equal to the market value of the contract.

Segregation and Cover Requirements. Futures contracts, interest rate swaps, caps, floors and collars, short sales, reverse repurchase agreements and dollar rolls, and listed or OTC options on securities, indices and futures contracts sold by the Trust are generally subject to earmarking and coverage requirements of either the CFTC or the SEC, with the result that, if the Trust does not hold the security or futures contract underlying the instrument, the T rust will be required to designate on its books and records an ongoing basis, cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Trust's obligations with respect to such instruments. Such amounts fluctuate as the obligations increase or decrease. The earmarking requirement can result in the Trust maintaining securities positions it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restrict portfolio management.

Strategic Transactions present certain risks. With respect to hedging and risk management, the variable degree of correlation between price movements of hedging instruments and price movements in the position being hedged create the possibility that losses on the hedge may be greater than gains in the value of the Trust's position. The same is true for such instruments entered into for income or gain. In addition, certain instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Trust may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments predominantly for hedging should tend to minimize the risk of loss due to a decline in the value of the position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Trust to successfully utilize Strategic Transactions will depend on the Adviser's and the Sub-Adviser's ability to predict pertinent market movements and sufficient correlations, which cannot be assured. Finally, the daily deposit requirements in futures contracts that the Trust has sold create an on going greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to the use of Strategic Transactions will reduce net asset value.

                                                                 APPENDIX B


                          PROXY VOTING PROCEDURES

                                   PART C

                             Other Information

Item 24.  Financial Statements And Exhibits

(1)      Financial Statements

Part A--None.

Part B--Statement of Assets and Liabilities.

(2) Exhibits

(a) Agreement and Declaration of Trust.1

(b) By-Laws. 1

(c) Inapplicable.

(d) Form of Specimen Certificate. 2

(e) Dividend Reinvestment Plan. 2

(f) Inapplicable.

(g)(1) Investment Management Agreement. 2

(g)(2) Sub-Investment Advisory Agreement. 2

(h) Form of Underwriting Agreement. 2

(i) Form of Deferred Compensation Plan for Independent Trustees. 2

(j) Custodian Agreement 2

(k) Transfer Agency Agreement 2

(l) Opinion and Consent of Counsel to the Trust. 2

(m) Inapplicable.

(n) Consent of Independent Public Accountants. 2

(o) Inapplicable.

(p) Initial Subscription Agreement. 2

(q) Inapplicable.

(r)(1) Code of Ethics of Trust. 2

(r)(2) Code of Ethics of Adviser and Sub-Adviser. 2

(s) Powers of Attorney. 2

1  Filed herewith

2  To be filed by amendment

Item 25.  Marketing Arrangements

Reference is made to the Form of Underwriting Agreement for the Registrant's shares of beneficial interest to be filed by amendment to this registration statement.



Item 26.  Other Expenses Of Issuance And Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Registration fee.......................................................$
NYSE listing fee.......................................................$
Printing (other than certificates).....................................$
Engraving and printing certificates....................................$
Accounting fees and expenses...........................................$
Legal fees and expenses................................................$
NASD fee...............................................................$
Miscellaneous..........................................................$
              Total....................................................$


Item 27.  Persons Controlled By Or Under Common Control With The Registrant

None.

Item 28.  Number Of Holders Of Shares

         As of  September 30, 2003

                                                              Number of
Title Of Class                                             Record Holders
--------------                                             --------------

Shares of Beneficial Interest                                       0



Item 29.  Indemnification

Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

5.1 No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

5.2 Mandatory Indemnification. (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith,
(iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are "disinterested persons" (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled.

(e) Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

5.3 No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

5.4 No Duty of Investigation; Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

5.5 Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any adviser, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Insofar as indemnification for liabilities arising under the Act, may be terminated to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue. Reference is made to Article of the underwriting agreement attached as Exhibit (h), which is incorporated herein by reference.

Item 30.  Business And Other Connections Of Investment Adviser

Not Applicable

Item 31.  Location Of Accounts And Records

The Registrant's accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, Inc., 100 Bellevue Parkway, Wilmington, Delaware 19809 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, and EquiServe Trust Company, N.A., the Registrant's Transfer Agent.

Item 32.  Management Services

Not Applicable

Item 33.  Undertakings

(1) The Registrant hereby undertakes to suspend the offering of its units until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not applicable

(3) Not applicable

(4) Not applicable

(5) (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497 (h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional
Information.

                                 SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 10th day of October, 2003.




                                     /s/Anne F. Ackerley
                                     -----------------------------------------
                                     Anne F. Ackerley
                                     Sole Initial Trustee, President,
                                       Chief Executive Officer and
                                       Principal Financial Officer



         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set forth below on the 10th day of October 2003.




                                     /s/Anne F. Ackerley
                                     -----------------------------------------
                                     Anne F. Ackerley
                                     Sole Initial Trustee, President,
                                       Chief Executive Officer and
                                       Principal Financial Officer

INDEX TO EXHIBITS

EX-99(a)  Declaration of Trust
EX-99(b)  By-Laws